Material accounting policies	12 Months Ended
Dec. 31, 2021
Entity [Table]
Material accounting policies
Note 1

Summary of material accounting policies
Material accounting policies
This Note describes the

material accounting policies

applied in the
preparation of the

consolidated financial

statements (the

Financial
Statements)

of

UBS

Group

AG

and

its

subsidiaries

(UBS

or

the
Group).

On

24 February

2022,

the

Financial

Statements

were
authorized for issue by the Board of Directors.

Basis of accounting
The Financial Statements have been prepared in accordance with
International Financial Reporting

Standards (IFRS), as

issued by the
International

Accounting

Standards

Board

(the

IASB),

and

are
presented in US dollars (USD).
Disclosures

marked

as

audited

in

the

“Risk,

capital,

liquidity
and funding,

and balance

sheet” section

of this

report form

an
integral part of the Financial

Statements. These disclosures relate
to requirements

under IFRS 7,
Financial Instruments:

Disclosures
,
and

IAS

1,
Presentation

of

Financial

Statements
,

and

are

not
repeated in this section.

The

accounting

policies

described

in

this

Note

have

been
applied consistently in all years presented unless otherwise stated
in Note 1b.
Critical accounting estimates and judgments
Preparation of these Financial

Statements under IFRS requires

management
to apply

judgment

and make

estimates

and assumptions

that affect

reported
amounts

of

assets,

liabilities,

income

and

expenses

and

disclosure

of
contingent

assets and

liabilities,

and may

involve

significant

uncertainty

at the
time they are made. Such

estimates and

assumptions

are based on the best
available

information.

UBS

regularly

reassesses
such
estimates

and
assumptions, which

encompass historical experience,

expectations of

the
future and other pertinent factors, to determine their continuing relevance based on current conditions,

updating them

as necessary. Changes

in those
estimates and

assumptions may have

a

significant effect on

the Financial
Statements. Furthermore, actual results may differ significantly from UBS’s estimates,

which could

result in

significant

losses to

the Group,

beyond what
was anticipated

or provided

for.

The

following areas

contain estimation

uncertainty or

require

critical
judgment

and

have

a

significant

effect

on

amounts

recognized

in

the
Financial Statements:

–
expected credit loss measurement (refer to item 2g in this Note and to
Note 20);
–
fair value measurement (refer to item 2f in this Note

and to Note 21);
–
income taxes (refer to item 6 in this Note and to Note

8);
–
provisions and contingent liabilities (refer to item 9

in this Note and to
Note 18);
–

post-employment benefit

plans (refer to item

5 in this Note

and to Note
27);
–
goodwill (refer to item 8 in this Note and to Note

13); and
–

consolidation of structured entities (refer to

item 1 in this Note

and to
Note 29).
1) Consolidation
The Financial Statements comprise the

financial statements of the
parent company

(UBS Group

AG) and

its subsidiaries,

presented
as

a

single

economic

entity
;
intercompany

transactions

and
balances have been

eliminated. UBS consolidates

all entities that
it

controls,

including

structured

entities

(SEs),

which

is

the

case
when

it

has:

(i)

power

over

the

relevant

activities

of

the

entity;
(ii) exposure to

an entity‘s

variable returns;

and (iii)

the ability

to
use its power to affect its own returns.
Consideration

is

given

to

all

facts

and

circumstances

to
determine whether the Group has

power over another entity,

i.e.,
the current ability

to direct the

relevant activities of

an entity when
decisions about those activities need to be made.

Subsidiaries,

including

SEs,

are

consolidated

from

the

date
when control

is gained

and deconsolidated

from the

date when
control ceases.

Control, or

the lack thereof,

is reassessed

if facts
and circumstances indicate that there is a change to one or more elements required to establish that control is present.
Business combinations are accounted for using the acquisition method. The amount of any non-controlling

interest is measured
at

the

non-controlling

interest’s

proportionate

share

of

the
acquiree’s identifiable net assets.

›

Refer to Note 29 for more information
Critical accounting estimates and judgments
Each

individual

entity

is

assessed

for

consolidation

in

line

with

the
aforementioned consolidation principles.

The assessment of control

can be
complex

and

requires

the

use

of

significant

judgment,

in

particular

in
determining whether

UBS has

power over

the entity.

As the

nature and
extent of UBS’s involvement is unique for each entity,

there is no uniform
consolidation outcome

by

entity.

Certain entities

within

a

class may

be
consolidated while

others may

not. When

carrying out

the consolidation
assessment, judgment

is exercised

considering all

the relevant

facts and
circumstances, including the

nature and activities

of the investee,

as well as
the substance of voting and similar rights.

›

Refer to Note 29 for more information
2) Financial instruments
a. Recognition
UBS recognizes financial instruments when it

becomes a party to
contractual

provisions

of an

instrument. UBS

applies settlement
date

accounting

to

all

standard

purchases

and

sales

of

non-
derivative financial instruments.

In transactions

where UBS

acts as

a transferee,

to the

extent
the financial

asset transfer

does not qualify

for derecognition by
the transferor, UBS does not recognize the transferred

instrument
as its asset.
UBS also acts in a fiduciary capacity, which results in it holding
or

placing

assets

on

behalf

of

individuals,

trusts,

retirement
benefit plans and

other institutions. Unless

these items meet the
definition

of

an

asset

and

the

recognition

criteria

are

satisfied,
they are

not recognized

on UBS’s

balance sheet

and the

related
income is excluded from the Financial Statements.

Client

cash balances

associated with

derivatives

clearing and
execution

services

are

not

recognized

on

the

balance

sheet

if,
through

contractual

agreement,

regulation

or

practice,

UBS
neither obtains benefits from nor controls such cash balances.
b. Classification, measurement and presentation
Financial assets

All financial instruments

are on initial recognition

measured at fair
value

and

classified

as

measured

at

amortized

cost,

fair

value
through

other

comprehensive

income

(FVOCI)

or

fair

value
through

profit

or

loss

(FVTPL)
. For
financial

instruments
subsequently measured at amortized cost or

FVOCI, the initial fair
value is adjusted for directly attributable transaction costs.
Where the

contractual terms

of a

debt instrument

result in

cash
flows that are

solely payments of

principal and interest

(SPPI) on
the

principal

amount

outstanding,
the

debt

instrument
  is
classified

as

measured

at

amortized

cost

if

it

is

held

within

a
business model that has

an objective of holding

financial assets to
collect

contractual

cash flows,

or

at

FVOCI if

it

is held

within a
business

model
with the objective being
achieved

by

both
collecting contractual cash flows and selling financial assets.

All

other

financial

assets

are

measured

at

FVTPL,

including
those

held

for

trading

or

those

managed

on

a

fair

value

basis,
except for derivatives

designated in a

hedge relationship, in

which
case hedge accounting requirements apply (refer

to item 2j in this
Note for more information).
Business model assessment and contractual cash flow
characteristics

UBS determines the

nature of a

business model by

considering the
way financial assets are managed to achieve a particular business objective.

In

assessing

whether

contractual

cash

flows

are

SPPI,

the
Group

considers whether

the contractual

terms of

the

financial
asset contain a

term that could

change the timing

or amount of
contractual cash flows arising over the life of the instrument.

Financial liabilities

Financial liabilities measured at amortized cost

Debt

issued

measured

at

amortized

cost

includes

contingent
capital instruments containing

contractual provisions under

which
the principal amounts

would be written

down or converted

into
equity upon either

a specified common

equity tier 1 (CET1)

ratio
breach

or

a

determination

by
the
Swiss

Financial

Market
Supervisory Authority (FINMA) that a viability event has occurred.
Such contractual provisions are not

derivatives, as the underlying
is deemed to be a non-financial variable specific to a party to the
contract.

If a debt

were to be written

down or converted into

equity in
a future

period, it

would be

partially or

fully derecognized,

with
the difference between

its carrying amount

and the fair

value of
any equity issued recognized in the income statement.

A gain or loss is recognized in
Other income

when debt issued
is subsequently repurchased

for market-making

or other activities.
A

subsequent

sale

of

own

bonds

in

the

market

is

treated

as

a
reissuance of debt.
Financial liabilities measured at fair value through profit or loss

UBS

designates

certain

issued

debt

instruments

as

financial
liabilities at fair value

through profit or loss, on

the basis that such
financial instruments

include embedded

derivatives and

/ or

are
managed on a fair

value basis (refer to

the table below for

more
information),

in

which

case

bifurcation

of

the

embedded
derivative

component

is

not

required.

Financial

instruments
including

embedded

derivatives

arise

predominantly

from

the
issuance of certain structured debt instruments.

Measurement and presentation

After initial recognition, UBS

classifies, measures and presents

its
financial

assets

and

liabilities

in

accordance

with

IFRS

9,

as
described in the table on the following pages.
Classification, measurement and presentation

of financial assets
Classification, measurement and presentation

of financial assets
Classification, measurement and presentation

of financial liabilities
Financial assets classification Significant items included Measurement and presentation
Measured at

amortized cost
This classification includes:
–

cash and balances at central banks;
–

loans and advances to banks;
–

receivables from securities financing transactions;
–

cash collateral receivables on derivative instruments;
–

residential and commercial mortgages;
–

corporate loans;
–

secured loans, including Lombard loans, and
unsecured loans;
–

loans to financial advisors;

and
–

debt securities held as high-quality liquid

assets
(HQLA).

Measured at amortized cost using the effective interest
method less allowances for expected credit losses

(ECL)
(refer to items 2d and 2g in this Note for more information).
The following items are recognized in the income
statement:
–

interest income, which is accounted for in accordance
with item 2d

in this Note;
–

ECL and reversals;

and
–

foreign exchange (FX) translation gains and losses.
When a financial asset at amortized cost is derecognized,
the gain or loss is recognized in the income statement.
For amounts arising from settlement of certain derivatives,
refer to the next page.

Measured
at FVOCI

Debt instruments
measured at
FVOCI
This classification primarily includes debt securities

and
certain asset-backed securities held as HQLA.
Measured at fair value,

with unrealized gains and losses
reported in
Other comprehensive income,
net of applicable
income taxes, until such investments are derecognized.
Upon derecognition, any accumulated balances in
Other
comprehensive income
are reclassified to the income
statement and reported within
Other income.
The following items, which are determined on the

same
basis as for financial assets measured at amortized cost,

are
recognized in the income statement:
–

interest income, which is accounted for in accordance
with item 2d

in this Note;
–

ECL and reversals;

and
–

FX translation gains and losses.
Financial assets classification Significant items included Measurement and presentation
Measured at
FVTPL
Held for

trading
Financial assets held for trading include:
–

all derivatives with a positive replacement value,

except
those that are designated and effective hedging
instruments; and
–

other financial assets acquired principally for the
purpose of selling or repurchasing in the near term, or
that are part of a portfolio of identified financial
instruments that are managed together and for

which
there is evidence of a recent actual pattern of short-term
profit taking. Included in this category are debt
instruments (including those in the form of

securities,
money market paper,

and traded corporate and bank
loans) and equity instruments.

Measured at fair value,

with changes recognized in the
income statement.
Derivative assets (including derivatives that

are designated
and effective hedging instruments) are generally
presented as
Derivative financial instruments
, except those
exchange-traded (ETD) and over-the-counter

(OTC)-
cleared derivatives that are legally settled on a daily

basis
or in substance net settled on a daily basis,

which are
presented within
Cash collateral receivables on derivative
instruments.
Changes in fair value, initial transaction costs,

dividends
and gains and losses arising on disposal or redemption

are
recognized in
Other net income from financial
instruments measured at fair value through

profit or loss
,
except interest income on instruments other than
derivatives (refer to item 2d in this Note), interest on
derivatives designated as hedging instruments

in hedges
of interest rate risk and forward points on certain short-
and long-duration FX contracts acting as economic
hedges, which are reported in
Net interest income.

Changes in the fair value of derivatives that

are
designated and effective hedging instruments are
presented either in the income statement or
Other
comprehensive income
, depending on the type of hedge
relationship (refer to item 2j in this Note for more
information).
Mandatorily
measured at
FVTPL – Other
This classification includes financial assets

mandatorily
measured at FVTPL that are not held for trading, as
follows:

–

certain structured loans, certain commercial loans, and
receivables from securities financing transactions are
managed on a fair value basis;

–

loans managed on a fair value basis, including those
hedged with credit derivatives;
–

certain debt securities held as HQLA and

managed on a
fair value basis;

–

certain investment fund holdings and assets

held to
hedge delivery obligations related to cash-settled
employee compensation plans;

–

brokerage receivables, for which contractual cash flows
do not meet the SPPI criterion because the aggregate
balance is accounted for as a single unit of

account,
with interest being calculated on the individual
components;
–

auction rate securities, for which contractual cash

flows
do not meet the SPPI criterion because interest may

be
reset at rates that contain leverage;
–

equity

instruments;

and
–

assets held under unit-linked investment contracts.
Financial liabilities classification Significant items included Measurement and presentation
Measured at amortized cost
This classification includes:
–

demand and time deposits;

–

retail savings / deposits;
–

payables

from securities financing transactions;

–

non-structured fixed-rate bonds;

–

subordinated debt;

–

certificates of deposit and covered bonds; and
–

cash collateral payables on derivative instruments.
Measured at amortized cost using the effective interest
method.
When a financial liability at amortized cost is
derecognized, the gain or loss is recognized in the income
statement.

Measured at
fair value
through
profit or loss
Held for trading Financial liabilities held for trading include:
–

all derivatives with a negative replacement value
(including certain loan commitments),

except those
that are designated and effective hedging
instruments; and
–

obligations to deliver financial instruments,

such as
debt and equity instruments, that UBS has

sold to
third parties but does not own (short positions).
Measurement and presentation of financial liabilities
classified at FVTPL follow the same principles

as for
financial assets classified at FVTPL, except that

the amount
of change in the fair value of a financial liability
designated at FVTPL that is attributable to changes

in
UBS’s own credit risk is presented in
Other comprehensive
income

directly within
Retained earnings
and is never
reclassified to the income statement.
Derivative liabilities (including derivatives that

are
designated and effective hedging instruments)

are
generally presented as
Derivative financial instruments
,
except those exchange-traded and OTC-cleared
derivatives that are legally settled on a daily basis

or in
substance net settled on a daily basis, which

are
presented within
Cash collateral payables on derivative
instruments.
Designated at
FVTPL
UBS designates

at FVTPL the following financial
liabilities:
–
issued hybrid debt instruments that primarily

include
equity-linked, credit-linked and rates-linked bonds

or
notes;
–

issued debt instruments managed on a fair

value
basis;
–

certain payables from securities financing transactions;
–

amounts due under unit-linked investment contracts
the cash flows of which are linked to financial

assets
measured at FVTPL and eliminate an accounting
mismatch;

and
–

brokerage payables, which arise in conjunction with
brokerage receivables and are measured at FVTPL to
achieve measurement consistency.
c. Loan commitments and financial guarantees
Loan

commitments

are

arrangements

to

provide

credit

under
defined terms and

conditions. Irrevocable loan

commitments are
classified

as:

(i)

derivative

loan

commitments

measured

at

fair
value through profit

or loss; (ii) loan

commitments designated at
fair

value

through

profit

or

loss;

or

(iii)

loan

commitments

not
measured at

fair value.
Financial guarantee

contracts are

contracts
that

require

UBS

to

make

specified

payments

to

reimburse

the
holder

for

an

incurred

loss

because

a

specified

debtor

fails

to
make

payments

when

due

in

accordance

with

the

terms

of

a
specified debt instrument.
d. Interest income and expense
Interest

income

and

expense

are

recognized

in

the

income
statement
based

on
the
effective

interest
method
.

When
calculating

the

effective

interest

rate

(the

EIR)

for

financial
instruments

(other

than

credit-impaired

financial

instruments),
UBS estimates future cash flows considering all contractual terms of

the

instrument,

but

not

expected

credit

losses,

with

the

EIR
applied to the gross carrying amount of the financial asset

or the
amortized cost

of a

financial liability.

However,

when a

financial
asset

becomes

credit-impaired

after

initial

recognition,

interest
income is determined by

applying the EIR to

the amortized cost

of
the

instrument,

which

represents

the

gross

carrying

amount
adjusted for any credit loss allowance.

Upfront

fees,

including

fees

on

loan

commitments

not
measured at fair value where a loan is expected to be issued, and direct

costs

are

included

within

the

initial

measurement

of

a
financial

instrument

measured

at

amortized

cost

or

FVOCI

and
recognized over the expected

life of the instrument

as part of its
EIR.
Fees related

to loan

commitments where

no loan

is expected
to be issued, as well as loan syndication fees where UBS does not retain a portion of

the syndicated loan or where

UBS does retain
a

portion

of

the syndicated

loan at

the

same effective

yield

for
comparable risk as other participants, are included in
Net fee and
commission

income
and

either

recognized

over

the

life

of

the
commitment or when syndication occurs.

›

Refer to item 3 in this Note for more information

Interest

income

on

financial

assets,

excluding

derivatives,

is
included in interest income when positive and in interest expense when negative.

Similarly, interest

expense on

financial liabilities,
excluding derivatives, is

included in interest

expense, except when
interest rates are

negative, in which case

it is included in

interest
income.

›

Refer to item 2b

in this Note and Note
3

for more information
e. Derecognition

Financial assets
UBS derecognizes

a transferred

financial asset,

or a

portion of

a
financial asset,

if the

purchaser has

received substantially

all the
risks and rewards of the asset or

a significant part of the risks

and
rewards

combined

with

a

practical

ability

to

sell

or

pledge

the
asset.

Where

financial

assets

have

been

pledged

as

collateral

or

in
similar

arrangements,

they

are

considered

to

have

been
transferred if the counterparty has received the contractual rights to the cash flows of

the pledged assets, as may be

evidenced by,
for example,

the counterparty’s

right to

sell or

repledge the

assets.
In transfers where control over the financial asset is retained, UBS continues

to recognize

the asset

to the

extent of

its

continuing
involvement, determined

by the extent

to which it

is exposed to
changes

in

the

value

of

the

transferred

asset

following

the
transfer.

Certain

OTC

derivative

contracts

and

most

exchange-traded
futures

and

option

contracts

cleared

through

central

clearing
counterparties and

exchanges are

considered to

be settled

on a
daily basis,

as the

payment or

receipt of

variation margin

on a

daily
basis

represents

legal

or

economic

settlement,

which

results

in
derecognition of the associated derivatives.
›
Refer to Note 22 and

Note
23

for more information

Financial liabilities
UBS derecognizes a financial liability when

it is extinguished, i.e.,
when

the

obligation

specified

in

the

contract

is

discharged,
canceled

or

expires.

When

an

existing

financial

liability

is
exchanged for a

new one from

the same lender

on substantially
different

terms,

or

the

terms

of

an

existing

liability

are
substantially modified, the original

liability is derecognized

and a
new

liability

recognized

with

any

difference

in

the

respective
carrying amounts recognized in the income statement.

f. Fair value of financial instruments
UBS accounts

for a

significant portion

of its

assets and

liabilities
at fair value. Fair value is the price on the measurement date that would be

received for

the sale

of an

asset or

paid to

transfer a
liability in

an orderly

transaction between

market participants

in
the principal market,

or in the most

advantageous market in the
absence of a principal market.

›

Refer to Note 21 for more information
Critical accounting estimates and judgments
The use

of valuation techniques, modeling

assumptions and estimates

of
unobservable market

inputs in

the fair

valuation of

financial instruments
requires

significant judgment and could affect the

amount of gain or loss
recorded

for

a

particular

position.

Valuation

techniques

that

rely

more
heavily on unobservable

inputs and sophisticated

models inherently require
a higher

level of judgment

and may

require adjustment to

reflect factors
that market

participants would

consider in

estimating fair

value, such

as
close-out costs, which are presented in Note 21d.

UBS‘s governance framework over

fair value measurement is described
in Note 21b,

and UBS provides

a sensitivity analysis

of the estimated

effects
arising from

changing significant unobservable

inputs in

Level 3 financial
instruments to reasonably possible alternative

assumptions in Note 21g.

›

Refer to Note 21 for more information
ECL

are

recognized

for

financial

assets

measured

at

amortized
cost,

financial

assets

measured

at

FVOCI,

fee

and

lease
receivables,

financial

guarantees
,
and

loan

commitments
  not
measured at

fair value. ECL

are also

recognized on the

undrawn
portion

of

committed

unconditionally

revocable

credit

lines,
which include UBS’s credit

card limits and master

credit facilities,
as

UBS

is

exposed

to

credit

risk

because

the

borrower

has

the
ability

to

draw

down

funds

before

UBS

can

take

credit

risk
mitigation actions.
Recognition of expected credit losses

ECL are recognized on the following basis:
–

Stage 1 instruments: Maximum 12-month

ECL are recognized
from initial recognition,

reflecting the portion

of lifetime cash
shortfalls that would

result if a default

occurs in the 12

months
after

the

reporting

date,

weighted

by

the

risk

of

a

default
occurring.

–

Stage 2

instruments:

Lifetime

ECL

are

recognized

if

a
significant

increase

in

credit

risk

(
an
SICR)

is

observed
subsequent

to

the

instrument’s

initial

recognition,

reflecting
lifetime

cash

shortfalls

that

would

result

from

all

possible
default events over the expected life of a financial instrument, weighted by

the risk

of a

default occurring.

When an

SICR is
no longer observed, the instrument will move back to stage 1.
–

Stage 3

instruments:

Lifetime

ECL

are

always

recognized

for
credit-impaired

financial

instruments,

as

determined

by

the
occurrence of one or more loss events, by estimating

expected
cash

flows

based

on

a

chosen
recovery
strategy.

Credit
-
impaired

exposures

may

include

positions

for

which

no
allowance has been recognized, for example because they are
expected to be fully recoverable through collateral held.
–

Changes

in

lifetime

ECL

since

initial

recognition

are

also
recognized for

assets that

are purchased

or originated

credit-
impaired (POCI). POCI financial instruments include those that are purchased

at a

deep discount

or newly

originated with

a
defaulted counterparty; they

remain a separate

category until
derecognition.
All

or

part

of

a

financial

asset

is

written

off

if

it

is

deemed
uncollectible or forgiven.

Write-offs reduce the

principal amount
of a

claim and

are charged

against related

allowances for

credit
losses. Recoveries, in part or in full, of

amounts previously written
off are generally credited to
Credit loss (expense) / release
.

ECL

are

recognized

in

the

income

statement

in
Credit

loss
(expense) / release
. A corresponding ECL allowance is reported as
a decrease in the carrying amount of financial assets measured at amortized cost on the balance sheet.

For financial assets that are
measured at

FVOCI, the

carrying amount

is not

reduced, but

an
accumulated

amount

is

recognized

in
Other

comprehensive
income
.

For

off-balance

sheet

financial

instruments

and

other
credit lines, provisions for ECL are presented in
Provisions.
Default and credit impairment
UBS

applies

a

single

definition

of

default

for

credit

risk
management

purposes,

regulatory

reporting

and

ECL,

with

a
counterparty

classified

as

defaulted

based

on

quantitative

and
qualitative criteria.

›

Refer to “Credit policies for distressed assets”

in the “Risk
management and control” section of this report for

more
information
Measurement of expected credit losses
IFRS

9

ECL

reflect

an

unbiased,

probability-weighted

estimate
based

on

loss

expectations

resulting

from

default

events.

The
method

used

to

calculate

ECL

applies

the

following

principal
factors: probability

of default

(PD), loss

given default

(LGD) and
exposure

at default

(EAD). Parameters

are

generally determined
on an

individual financial

asset level. Based

on the materiality

of
the

portfolio,

for

credit

card

exposures

and

personal

account
overdrafts

in

Switzerland,

a

portfolio

approach

is

applied

that
derives an average

PD and LGD

for the entire

portfolio. PDs and
LGDs used in the ECL calculation are point-in-time (PIT)-based for key portfolios and consider both current conditions and expected cyclical

changes.

For

material

portfolios,

PDs

and

LGDs

are
determined for

different scenarios,

whereas EAD

projections are
treated as scenario independent.
For the

purpose of

determining the

ECL-relevant parameters,
UBS leverages its

Pillar 1 internal

ratings-based (IRB) models

that
are also used in determining expected loss (EL) and risk-weighted assets under

the Basel III

framework and

Pillar 2 stress

loss models.
Adjustments have been made to these models and IFRS 9-related models

have

been

developed

that

consider

the

complexity,
structure and

risk profile

of relevant

portfolios and

take account
of the fact that PDs and LGDs used in the ECL calculation are PIT-
based,

as

opposed

to

the

corresponding

Basel III

through-the-
cycle (TTC) parameters.

All models that

are relevant for

measuring
expected credit

losses are

subject to

UBS’s model

validation and
oversight processes.
Probability of default:
PD represents the

probability of a

default
over

a

specified

time

period.

A

12-month

PD

represents

the
probability of

default determined

for the

next 12

months and

a
lifetime

PD

represents

the

probability

of

default

over

the
remaining lifetime of

the instrument.

PIT PDs

are derived from

TTC
PDs and scenario forecasts.

The modeling is region-,

industry- and
client

segment-specific

and

considers

both

macroeconomic
scenario dependencies and client-idiosyncratic information.
Exposure

at

default:
EAD

represents

an

estimate

of

the
exposure to credit risk

at the time of

a potential default

occurring,
considering

expected

repayments,

interest

payments

and
accruals, discounted at

the EIR. Future

drawdowns on facilities

are
considered

through

a

credit

conversion

factor

(a

CCF)

that

is
reflective

of

historical

drawdown

and

default

patterns

and

the
characteristics of the respective portfolios.
Loss given

default:
LGD represents

an estimate

of the loss

at the
time of a potential

default occurring,

taking into

account expected
future cash

flows from

collateral

and other

credit

enhancements,

or
expected

payouts

from

bankruptcy

proceedings

for

unsecured
claims and, where applicable, time to realization of collateral and the seniority

of claims.

LGD is

commonly

expressed

as a percentage
of EAD.
Estimation of expected credit losses
Number of scenarios and estimation of scenario weights
Determination of probability

-weighted ECL

requires evaluating

a
range

of

diverse

and

relevant

future

economic

conditions,
especially

with

a

view

to

modeling

the

non-linear

effect

of
assumptions about macroeconomic factors on the estimate.

To

accommodate

this

requirement,

UBS

uses

different
economic

scenarios

in

the

ECL

calculation
.
Each

scenario

is
represented

by

a

specific

scenario

narrative,

which

is

relevant
considering the exposure of key portfolios to economic risks, and for

which

a

set

of

consistent

macroeconomic

variables

is
determined. The estimation

of the appropriate weights

for these
scenarios

is

predominantly

judgement-based.

The

assessment

is
based on a

holistic review of

the prevailing economic

or political
conditions,

which

may

exhibit

different

levels

of

uncertainty.

It

takes

into

account

the

impact

of

changes

in

the

nature

and
severity

of

the underlying

scenario

narratives

and

the

projected
economic variables.

The

determined

weights

constitute

the

probabilities

that

the
respective

set

of

macroeconomic

conditions

will

occur

and

not
that

the

chosen

particular

narratives

with

the

related
macroeconomic variables will materialize.
Macroeconomic and other factors
The

range

of

macroeconomic,

market

and

other

factors

that

is
modeled

as

part

of

the

scenario

determination

is

wide,

and
historical information is

used to support

the identification of

the
key factors.

As the

forecast horizon

increases, the

availability of
information

decreases,

requiring

an

increase

in

judgment.

For
cycle-sensitive PD and LGD determination purposes, UBS projects the relevant

economic factors

for a

period of

three years

before
reverting, over a specified period, to

cycle-neutral PD and LGD

for
longer-term projections.

Factors relevant

for ECL

calculation vary

by type

of exposure.
Regional

and

client-segment

characteristics

are

generally

taken
into

account,

with

specific

focus

on

Switzerland

and

the

US,
considering UBS’s key ECL-relevant portfolios.
For

UBS,

the

following

forward-looking

macroeconomic
variables represent the most relevant factors for ECL calculation:

–

GDP growth rates, given

their significant effect on

borrowers’
performance;

–

unemployment

rates, given

their significant

effect on

private
clients’ ability to meet contractual obligations;

–

house price indices, given their

significant effect on mortgage
collateral valuations;

–

interest rates,

given their

significant effect

on counterparties’
abilities to service debt;

–

consumer

price

indices,

given

their

overall

relevance

for
companies’

performance,

private

clients’

purchasing

power
and economic stability; and
–

equity indices,

given that

they are

an important

factor in

our
corporate rating tools.

Scenario generation, review process and governance
A

team

of

economists,

who

are

part

of

Group

Risk

Control,
develop

the

forward-looking

macroeconomic

assumptions

with
involvement from a broad range of experts.
The

scenarios, their

weight and

the key

macroeconomic and
other

factors

are

subject

to

a

critical

assessment

by

the

IFRS

9
Scenario Sounding Sessions and ECL Management Forum, which
include senior management from Group Risk and Group Finance.
Important aspects

for the

review include

whether there

may be
particular credit

risk concerns

that may

not be

capable of

being
addressed systematically and

require post-model adjustments

for
stage allocation and ECL allowance.

The

Group

Model

Governance
Committee ,
as

the

highest
authority under UBS’s

model governance framework, ratifies

the
decisions taken by the ECL Management Forum.

›
Refer to Note 20 for more information
ECL measurement period

The period for which lifetime ECL are determined is based on the maximum

contractual period

that UBS

is exposed

to

credit

risk,
taking

into

account

contractual

extension,

termination

and
prepayment

options.

For

irrevocable

loan

commitments

and
financial guarantee contracts,

the measurement period

represents
the maximum contractual period for which

UBS has an obligation
to extend credit.
Additionally,

some

financial

instruments

include

both

an

on-
demand loan and

a revocable undrawn

commitment, where the
contractual

cancellation

right

does

not

limit

UBS’s

exposure

to
credit risk

to the

contractual notice

period, as

the client

has the
ability to

draw down

funds before

UBS can

take risk-mitigating
actions. In such cases UBS is required to estimate

the period over
which it is exposed to credit risk. This applies to UBS’s credit card limits, which do not have a

defined contractual maturity date, are
callable

on

demand

and

where

the

drawn

and

undrawn
components are managed as one exposure.

The exposure arising
from UBS’s credit

card limits is not

significant and is managed

at
a portfolio level,

with credit actions

triggered when balances

are
past due.

An ECL

measurement period

of seven

years is

applied
for credit card

limits, capped at

12 months for

stage 1 balances,
as a proxy for the period that UBS is exposed to credit risk.
Customary

master

credit

agreements

in

the

Swiss

corporate
market

also

include

on-demand

loans

and

revocable

undrawn
commitments.

For

smaller

commercial

facilities,

a

risk-based
monitoring

(RbM)

approach

is

in

place

that

highlights

negative
trends

as

risk

events,

at

an

individual

facility

level,

based

on

a
combination

of

continuously

updated

risk

indicators.

The

risk
events trigger additional

credit reviews by

a risk officer,

enabling
informed credit

decisions to

be taken.

Larger corporate

facilities
are not subject

to RbM, but

are reviewed

at least

annually through
a

formal

credit

review.

UBS

has

assessed

these

credit

risk
management practices and

considers both

the RbM approach

and
formal credit

reviews as

substantive credit

reviews resulting

in a
re-origination

of

the

given

facility.

Following

this,

a

12-month
measurement

period

from

the

reporting

date

is

used

for

both
types of facilities as

an appropriate proxy of

the period over

which
UBS is exposed to credit risk, with 12 months also

used as a look-
back

period

for

assessing
SICR,
always

from

the

respective
reporting date.
Significant increase in credit risk

Financial

instruments

subject

to

ECL

are

monitored

on

an
ongoing

basis.

To

determine

whether

the

recognition

of

a
maximum

12-month

ECL

continues

to

be

appropriate,

an
assessment

is made

as

to

whether

an

SICR

has

occurred

since
initial

recognition

of

the

financial

instrument

,

applying

both
quantitative

and qualitative

factors.

Primarily,

UBS

assesses

changes

in

an

instrument’s

risk

of
default

on

a

quantitative

basis

by

comparing

the

annualized
forward-looking

and

scenario-weighted

lifetime

PD

of

an
instrument determined at two different dates:

–

at the reporting date; and

–

at inception of the instrument.
If, based on UBS’s

quantitative modeling, an increase exceeds
a

set

threshold,

an

SICR

is

deemed

to

have

occurred

and

the
instrument is transferred to stage 2 with lifetime ECL recognized
The threshold

applied varies

depending on

the original

credit
quality of the borrower,

with a higher SICR

threshold set for

those
instruments

with

a

low

PD

at

inception.

The

SICR

assessment
based on PD changes

is made at

an individual financial asset

level.
A high-level

overview of

the SICR

trigger, which

is a

multiple of
the

annualized

remaining

lifetime

PIT

PD

expressed

in

rating
downgrades,

is

provided

in

the

“SICR

thresholds”

table

below.
The actual SICR

thresholds applied are

defined on a

more granular
level by interpolating between the values shown in the table.
Internal rating at origination

of the instrument
Rating downgrades /
SICR trigger
0–3 3
4–8 2
9–13 1
Irrespective

of

the

SICR

assessment

based

on

default
probabilities, credit

risk is

generally deemed

to have

significantly
increased for an instrument if the contractual payments are more than

30

days

past

due.

For

certain

less

material

portfolios,
specifically

the

Swiss

credit

card

portfolio,

the

30-day

past

due
criterion

is

used

as

the

primary

indicator

of

an

SICR.

Where
instruments are transferred to stage 2 due

to the 30-day past

due
criterion,

a

minimum

period

of

six

months

is

applied

before

a
transfer

back

to

stage 1

can

be

triggered.

For

instruments

in
Personal &

Corporate Banking

and Global

Wealth Management
Region Switzerland

that are

between 90

and 180

days past

due
but

have

not

been

reclassified

to

stage 3,

a

one-year

period

is
applied before a transfer back to stage 1 can be triggered.
Additionally,

based

on

individual

counterparty-specific
indicators,

external

market

indicators

of

credit

risk

or

general
economic

conditions,

counterparties may

be moved

to a

watch
list, which is used as a

secondary qualitative indicator for an SICR.
Exception management is further applied,

allowing for individual
and collective adjustments

on exposures

sharing the same

credit
risk characteristics

to take

account of

specific situations

that are
not otherwise fully reflected.

In

general,

the

overall

SICR

determination

process

does

not
apply

to

Lombard

loans,

securities

financing

transactions

and
certain other asset-based

lending transactions, because

of the risk
management

practices

adopted,

including

daily

monitoring
processes with strict margining. If margin calls are not satisfied, a position

is

closed

out

and

classified

as

a

stage 3

position.

In
exceptional

cases,

an

individual

adjustment

and

a

transfer

into
stage 2 may be made to take account of specific facts.
Credit risk

officers are

responsible for

the identification

of an
SICR,

which for accounting purposes is in some respects different
from

internal

credit

risk

management processes.

This difference
mainly arises
because

ECL

accounting

requirements

are
instrument-specific,

such

that

a

borrower

can

have

multiple
exposures

allocated

to

different

stages,

and

maturing

loans

in
stage 2 will

migrate to

stage 1 upon

renewal irrespective

of the
actual

credit

risk

at

that

time.

Under

a

risk-based

approach,

a
holistic counterparty

credit assessment

and the

absolute level

of
risk at any given date

will determine what risk-mitigating actions
may be warranted.
›
Refer to the “ Risk management and control ” section of this report for more information
Critical accounting estimates and judgments
The calculation of ECL requires management

to apply significant judgment
and make estimates and assumptions

that can result in significant

changes
to the timing and amount of ECL recognized.

Determination of a significant increase in

credit risk

IFRS 9 does

not include

a definition of

what constitutes an

SICR,

with UBS’s
assessment considering qualitative and quantitative criteria. An IFRS 9 ECL
Management Forum

has been

established to

review and challenge

the SICR
results.
Scenarios, scenario weights and macroeconomic

variables

ECL

reflect

an

unbiased

and

probability-weighted

amount,

which

UBS
determines

by

evaluating

a

range

of

possible

outcomes.

Management
selects

forward-looking

scenarios

that

include

relevant

macroeconomic
variables

and

management’s

assumptions

around

future

economic
conditions. IFRS

9 Scenario Sounding

Sessions,

in addition

to the IFRS

9 ECL
Management

Forum,

are

in

place

to

derive,

review

and

challenge

the
scenario selection and weights,

and to determine

whether any additional
post-model adjustments are required that may significantly

affect ECL.

ECL measurement period
Lifetime ECL are

generally determined

based upon the

contractual maturity
of the transaction,

which significantly

affects ECL. For credit

card limits and
Swiss callable

master credit

facilities, judgment

is required,

as UBS

must
determine the period over

which it is exposed

to credit risk.

A seven-year
period is

applied for

credit card

limits, capped

at 12

months for

stage 1
positions, and a 12-month period applied for

master credit facilities.

Modeling and post-model adjustments
A number

of complex

models have

been developed

or modified

to calculate
ECL,

with

additional

post-model

adjustments

required

which

may
significantly affect

ECL. The

models are governed

by UBS’s

model validation
controls and

approved by

the Group Model

Governance Committee (the
GMGC)
.

The

post
-
model

adjustments
are

approved

by

the
ECL
Management Forum and endorsed by the

GMGC.
A
sensitivity

analysis
covering

key

macroeconomic

variables
,

scenario
weights and SICR trigger points

on ECL measurement is provided

in Note
20f.

›
Refer to Note 20 for more information
h. Restructured and modified financial assets
When payment default is expected,

or where default has already
occurred,

UBS

may

grant

concessions

to

borrowers

in

financial
difficulties that

it would not

consider in

the normal course

of its
business, such as

preferential interest rates, extension

of maturity,
modifying

the

schedule

of

repayments,

debt

/

equity

swap,
subordination,

etc. When a concession or forbearance measure is
granted, each case

is considered individually

and the exposure

is
generally classified as

being in default.

Forbearance classification
will

remain

until

the

loan

is

collected

or

written

off,

non-
preferential

conditions

superseding

preferential

conditions

are
granted

or

until

the

counterparty

has

recovered

and

the
preferential conditions no longer exceed UBS’s risk tolerance.
Modifications result in an alteration of future contractual cash flows and can occur within UBS’s normal risk tolerance or as part of

a

credit

restructuring

where

a

counterparty

is

in

financial
difficulties. The

restructuring or

modification of

a financial

asset
could lead

to a

substantial change

in the

terms and

conditions,
resulting in the

original financial asset

being derecognized and

a
new

financial

asset

being

recognized.

Where

the

modification
does

not

result

in

a

derecognition,

any

difference

between

the
modified contractual cash

flows discounted at

the original

EIR and
the existing

gross carrying amount

of the

given financial asset

is
recognized in the

income statement as

a modification gain

or loss.

i. Offsetting
UBS

presents

financial

assets

and

liabilities on

its

balance

sheet
net if (i) it has a legally enforceable right to set

off the recognized
amounts

and

(ii)

it

intends

either

to

settle

on

a

net

basis

or

to
realize

the

asset

and

settle

the

liability

simultaneously.

Netted
positions include, for example, certain derivatives and repurchase and reverse

repurchase transactions

with various

counterparties,
exchanges and clearing houses.
In assessing whether

UBS intends

to either settle

on a net

basis,
or

to

realize

the

asset

and

settle

the

liability

simultaneously,
emphasis is placed on the effectiveness of operational settlement mechanics

in

eliminating

substantially

all

credit

and

liquidity
exposure

between

the

counterparties.

This

condition

precludes
offsetting on the balance

sheet for substantial amounts

of UBS’s
financial assets and liabilities, even

though they may be

subject to
enforceable netting arrangements.

Repurchase arrangements and
securities

financing

transactions

are

presented

net

only

to

the
extent

that

the

settlement

mechanism

eliminates,

or

results

in
insignificant,

credit

and

liquidity

risk,

and

processes

the
receivables and payables in a single settlement process or cycle.
›

Refer to Note 22 for more information
. Hedge accounting
The Group

applies

hedge accounting

requirements

of IFRS

9, unless
stated otherwise

below, where the criteria for documentation

and
hedge

effectiveness are

met.

If

a

hedge

relationship no

longer
meets

the

criteria

for

hedge

accounting,

hedge

accounting

is
discontinued. Voluntary

discontinuation of

hedge

accounting is
permitted under

IAS 39 but

not under

IFRS 9.
Fair value hedges of interest rate risk related to debt instruments and loan assets
The fair value change

of the hedged item

attributable

to a hedged
risk is

reflected as

an

adjustment to

the

carrying amount of

the
hedged item, and recognized

in the income statement along with
the change

in the fair

value

of the

hedging

instrument.

Fair value hedges of portfolio interest rate risk related to loans designated under IAS 39
Prior to discontinuation in December 2021, the fair value change of the

hedged item

attributable to

a hedged

risk is

reflected within
Other

financial

assets

measured

at

amortized

cost
or
Other
financial liabilities measured

at amortized cost
and recognized in
the income statement

along with the

change in the

fair value of
the hedging instrument.

Fair value hedges of FX risk related to debt instruments
The

fair

value

change

of

the

hedged

item

attributable

to

the
hedged risk

is reflected

in the measurement

of the

hedged item
and recognized

in the

income statement

along with

the change
in the fair value of

the hedging instrument. The foreign

currency
basis

spread

of

cross-currency

swaps

designated

as

hedging
derivatives is excluded from the designation and

accounted for as
a cost of hedging with

amounts deferred in
Other comprehensive
income

within
Equity
. These amounts are released

to the income
statement over the term of the hedged item.
Discontinuation of fair value hedges
Discontinuations

for

reasons

other

than

derecognition

of

the

hedged
item

result

in

an

adjustment to

the

carrying

amount,

which

is
amortized to the income statement over the remaining life of the hedged

item using

the effective

interest

method.

If the

hedged

item
is derecognized,

the unamortized

fair value adjustment

or deferred
cost of

hedging amount is recognized immediately in the income
statement

as part

of any

derecognition

gain or

loss.
Cash flow hedges of forecast transactions
Fair value gains

or losses associated with

the effective portion

of
derivatives designated as cash

flow hedges for

cash flow repricing
risk are recognized initially in
Other comprehensive income
within
Equity

and

reclassified

to

the

income

statement

in

the

periods
when

the

hedged

forecast

cash

flows

affect

profit

or

loss,
including discontinued

hedges for which

forecast cash

flows are
expected

to

occur.

If

the

forecast

transactions

are

no

longer
expected to

occur,

the deferred

gains or

losses are

immediately
reclassified to the income statement.
Hedges of net investments in foreign operations
Gains or losses on the hedging

instrument

relating to the effective
portion of a hedge are recognized

directly in
Other comprehensive
income

within
Equity,
while

any

gains

or

losses

relating

to

the
ineffective

and / or undesignated

portion (for

example, the

interest
element

of

a

forward

contract)

are

recognized

in

the

income
statement.

Upon

disposal

or

partial

disposal

of

the

foreign

operation,
the cumulative

value

of any

such

gains

or losses

recognized

in
Equity

associated

with the

entity

is reclassified

to
Other income
.
Interest Rate Benchmark Reform

UBS

can

continue

hedge

accounting

during

the

period

of
uncertainty before existing interest rate benchmarks are replaced with

alternative

risk-free

interest

rates.

During

this

period,

UBS
can

assume

that

the

current

benchmark

rates

will

continue

to
exist,

such

that

forecast

transactions

are

considered

highly
probable

and

hedge

relationships

remain,
  with
little

or
  no
consequential
impact

on

the

financial

statements.

Upon
replacement

of

existing

interest

rate

benchmarks

by

alternative
risk-free

interest

rates

expected

in

2021

and

beyond,

UBS

will
apply the requirements of
Amendments to IFRS 9, IAS 39, IFRS 7,
IFRS 4 and IFRS 16 (Interest Rate Benchmark Reform – Phase 2).

›
Refer to Note 1b for more information
3) Fee and commission income and expenses
UBS

earns

fee

income

from

the

diverse

range

of

services

it
provides to its

clients. Fee income can

be divided into two

broad
categories:

fees

earned

from

services

that

are

provided

over

a
certain

period

of

time,

such

as

management

of

clients’

assets,
custody

services

and

certain

advisory

services;

and

fees

earned
from

point-in-time

services,

such

as

underwriting

fees,

deal-
contingent

merger

and

acquisitions

fees,

and

brokerage

fees
(e.g.,

securities

and

derivative
s
execution

and

clearing).

UBS
recognizes

fees

earned

from

point-in-time

services

when

it

has
fully

provided

the

service

to

the

customer.

Where

the

contract
requires

services to be

provided over

time, income

is recognized
on a systematic basis over the life of the agreement.
Consideration

received

is

allocated

to

the

separately
identifiable performance

obligations in

a contract.

Owing to

the
nature

of

UBS’s

business,

contracts

that

include

multiple
performance obligations are typically those that

are considered to
include

a

series of

similar performance

obligations fulfilled

over
time

with

the

same

pattern

of

transfer

to

the

client,

e.g.,
management

of

client

assets

and

custodial

services.

As

a
consequence, UBS is not

required to apply

significant judgment in
allocating

the

consideration

received

across

the

various
performance obligations.
Point-in-time

services

are

generally

for

a

fixed

price

or
dependent on

deal size,

e.g., a

fixed number

of basis

points of
trade

size,

where

the

amount

of

revenue

is

known

when

the
performance

obligation

is

met.

Fixed

over-time

fees

are
recognized on

a straight-line

basis over

the performance period.
Custodial

and

asset

management

fees

can

be

variable

through
reference to the size of the customer portfolio. However,

they are
generally

billed

on

a

monthly

or

quarterly

basis

once

the
customer’s portfolio

size is

known or

known with

near certainty
and

therefore

also

recognized

ratably

over

the

performance
period.

UBS

does

not

recognize

performance

fees

related

to
management

of

clients’

assets

or

fees

related

to

contingencies
beyond UBS’s control until such uncertainties are resolved.

UBS’s fees are generally

earned from short-term contracts.

As
a result, UBS’s contracts do

not include a financing

component or
result in the

recognition of

significant receivables or

prepayment
assets.

Furthermore,

due

to

the

short-term

nature

of

such
contracts, UBS has not capitalized any material costs to obtain or fulfill

a

contract

or

generated any

significant

contract

assets

or
liabilities.
UBS presents expenses primarily in line with their nature in the income

statement,

differentiating

between

expenses

that

are
directly

attributable

to

the

satisfaction

of

specific

performance
obligations associated with the

generation of revenues, which

are
generally

presented

within
Total

operating

income

as
Fee

and
commission

expense
,

and

those

that

are

related

to

personnel,
general and administrative expenses,

which are presented within
Total operating

expenses
. For

derivatives execution

and clearing
services (where UBS

acts as an

agent), UBS only

records its specific
fees in the

income statement, with

fees payable to

other parties
not recognized

as an

expense but

instead directly

offset against
the associated income collected from the given client.
›
Refer to Note 4 for more information, including

the
disaggregation of revenues
4) Share-based and other deferred compensation plans
UBS recognizes expenses for deferred compensation awards over the

period

that

the

employee

is

required

to

provide

service

to
become

entitled

to

the

award.

Where

the

service

period

is
shortened,

for

example

in

the

case

of

employees

affected

by
restructuring programs or

mutually agreed termination

provisions,
recognition

of

such

expense

is

accelerated

to

the

termination
date. Where no

future service is

required, such

as for employees
who are eligible for

retirement or who have

met certain age and
length-of-service criteria, the services are presumed to have been received

and

compensation

expense

is

recognized

over

the
performance year or, in the case of off-cycle awards, immediately on the grant date.
Share-based compensation plans
Share-based compensation

expense is

measured by

reference to
the

fair

value

of

the

equity

instruments

on

the

date

of

grant,
taking

into

account

the

terms

and

conditions

inherent

in

the
award,

including,

where

relevant,

dividend

rights,

transfer
restrictions in effect

beyond the vesting date,

market conditions,
and non-vesting conditions.

For equity-settled

awards, fair

value is

not remeasured

unless
the

terms

of

the

award

are

modified

such

that

there

is

an
incremental increase in value. Expenses

are recognized, on a per-
tranche basis, over the service period based

on an estimate of the
number

of

instruments

expected

to

vest

and

are

adjusted

to
reflect the actual outcomes of service or performance conditions.

For

equity-settled

awards,

forfeiture

events

resulting

from

a
breach of

a non-vesting

condition (i.e.,

one that

does not

relate
to

a

service

or

performance

condition)

do

not

result

in

any
adjustment to the share-based compensation expense.
For cash-settled

share-based awards,

fair value

is remeasured
at each reporting

date, so that

the cumulative

expense recognized
equals the cash distributed.

Other deferred compensation plans
Compensation expense for other deferred

compensation plans is
recognized on a

per-tranche or straight-line

basis, depending on
the nature of

the plan. The

amount recognized is

measured based
on the

present

value of

the amount

expected to

be paid

under
the

plan and

is remeasured

at each

reporting

date,

so that

the
cumulative expense

recognized equals

the cash

or the

fair value
of respective financial instruments distributed.
›

Refer to Note 28

for more information
5) Post-employment benefit plans
Defined benefit plans
Defined

benefit

plans

specify

an

amount

of

benefit

that

an
employee

will

receive,

which

usually

depends

on

one

or

more
factors,

such

as

age,

years

of

service

and

compensation.

The
defined

benefit

liability

recognized

in

the

balance

sheet

is

the
present value

of the

defined benefit

obligation, measured

using
the projected unit

credit method, less

the fair value of

the plan’s
assets

at

the

balance

sheet

date,

with

changes

resulting

from
remeasurements

recorded

immediately

in
Other

comprehensive
income
.

If

the

fair

value

of

the plan

’s assets

is

higher

than

the
present value of the

defined benefit obligation, the

recognition of
the resulting net asset is limited to the present value of economic benefits

available

in

the

form

of

refunds

from

the

plan

or
reductions in future

contributions to the plan.

Calculation of the
net

defined

benefit

obligation

or

asset

takes

into

account

the
specific

features

of

each

plan,

including

risk

sharing

between
employee

and

employer,
and is
calculated

periodically

by
independent qualified actuaries.
Critical accounting estimates and judgment
The net defined benefit liability or asset at the balance sheet date and the related personnel expense

depend on the

expected future benefits

to be
provided,

determined

using

a

number

of

economic

and

demographic
assumptions.

A

range

of

assumptions

could

be

applied,

and

different
assumptions could

significantly alter

the defined

benefit liability

or asset
and pension expense

recognized. The most

significant assumptions

include
life expectancy, discount rate, expected salary increases, pension increases
and

interest

credits

on

retirement

savings

account

balances.

Sensitivity
analysis for reasonable possible movements in each significant assumption
for UBS‘s post-employment obligations is provided

in Note 27.
›

Refer

to Note 27
  for more information
A

defined

contribution

plan

pays

fixed

contributions

into

a
separate entity

from which

post-employment and other

benefits
are paid. UBS

has no

legal or

constructive obligation

to pay

further
amounts
if

the

plan

does

not

hold

sufficient

assets

to

pay
employees the benefits relating

to employee service in

the current
and prior periods. Compensation expense

is recognized when the
employees have rendered

services in exchange for

contributions.
This is generally in the year of contribution. Prepaid contributions are recognized

as an

asset to

the extent that

a cash

refund or

a
reduction in future payments is available.
6) Income taxes
UBS is subject to the income tax laws

of Switzerland and those of
the non-Swiss jurisdictions in which UBS has business operations.
The Group’s provision for income

taxes is composed of current
and deferred

taxes. Current

income taxes

represent taxes

to be
paid or refunded for the current period or previous periods.

Deferred

taxes

are

recognized

for

temporary

differences
between

the

carrying

amounts

and

tax

bases

of

assets

and
liabilities that will

result in taxable

or deductible amounts

in future
periods and are measured using the applicable tax rates and laws that have been

enacted or substantively

enacted by the

end of the
reporting period and that

will be in effect when

such differences
are expected to reverse.
Deferred

tax

assets arise

from a

variety

of

sources, the

most
significant being:

(i) tax

losses that

can be

carried forward

to be
used against profits in future years; and (ii) temporary differences that

will

result

in

deductions

against

profits

in

future

years.
Deferred tax assets

are recognized only to

the extent it

is probable
that sufficient taxable profits will be

available against which these
differences can be

used. When an

entity or tax

group has a

history
of

recent

losses,

deferred

tax

assets

are

only

recognized

to

the
extent there are

sufficient taxable temporary differences

or there
is convincing

other evidence

that sufficient

taxable profit

will be
available against which the unused tax losses can be utilized.
Deferred tax liabilities

are recognized for

temporary differences
between

the

carrying

amounts

of

assets

and

liabilities

in

the
balance sheet

that reflect

the expectation

that certain

items will
give rise to taxable income in future periods.
Deferred and current tax assets and

liabilities are offset when:
(i) they arise in the

same tax reporting group; (ii)

they relate to the
same tax authority; (iii)

the legal right to

offset exists; and (iv)

they
are intended to be settled net or realized simultaneously.
Current

and

deferred

taxes

are

recognized

as

income

tax
benefit

or

expense in

the income

statement,

except for

current
and deferred taxes recognized in relation to:

(i) the acquisition of
a subsidiary (for which such amounts would

affect the amount of
goodwill arising from the acquisition); (ii) gains

and losses on the
sale of

treasury shares

(for which

the tax

effects are

recognized
directly

in
Equity
);

(iii)

unrealized

gains

or

losses

on

financial
instruments that are classified at

FVOCI; (iv) changes in fair

value
of

derivative

instruments

designated

as

cash

flow

hedges;

(v)
remeasurements

of defined

benefit plans;

or (vi)

certain foreign
currency translations

of foreign

operations. Amounts

relating to
points

(iii)

through

(vi)
  above
are

recognized

in
Other
comprehensive income

within
Equity
.
UBS reflects

the potential effect

of uncertain tax

positions for
which acceptance by

the relevant tax

authority is not

considered
probable

by

adjusting

current

or

deferred

taxes,

as

applicable,
using either

the most

likely amount

or expected

value methods,
depending on which method is deemed a

better predictor of the
basis

on

which,

and

extent

to

which,

the

uncertainty

will

be
resolved.
Critical accounting estimates and judgments
Tax

laws

are

complex,

and

judgment

and

interpretations

about

the
application of such

laws are required

when accounting for

income taxes.
UBS

considers

the

performance

of

its

businesses

and

the

accuracy

of
historical forecasts and other factors when evaluating the recoverability of its

deferred

tax

assets,

including

the

remaining

tax

loss

carry-forward
period, and its

assessment of expected

future taxable profits

in the forecast
period

used

for

recognizing

deferred

tax

assets.

Estimating

future
profitability

and

business

plan

forecasts

is

inherently

subjective

and

is
particularly sensitive to future economic,

market and other conditions.

Forecasts are reviewed

annually, but adjustments

may be made

at other
times, if required. If recent losses have been incurred, convincing evidence is required to prove there is sufficient future profitability given the value of
UBS’s deferred tax

assets may

be affected, with

effects primarily

recognized
through the income statement.
In

addition,

judgment

is

required

to

assess

the

expected

value

of
uncertain

tax

positions

and

the

related

probabilities,

including
interpretation of tax laws,

the resolution of any income

tax-related appeals
and litigation.

›

Refer to Note 8 for more information
Property,

equipment

and

software
  is measured
at

cost

less
accumulated

dep
reciation

and

impairment

losses
.   Software
development

costs

are

capitalized

only

when

the

costs

can

be
measured reliably and it is

probable that future economic

benefits
will

arise.

Depreciation

of

property,

equipment

and

software
begins

when

they

are

available

for

use

and

is

calculated

on

a
straight line basis over an asset’s estimated useful life.

Property,

equipment

and

software

are

generally

tested

for
impairment

at

the

appropriate
cash -
generating

unit

level,
alongside goodwill and intangible assets as described in item 8 in this Note.

An impairment

charge is

recognized for

such assets

if
the

recoverable

amount

is

below

its

carrying

amount
. The
recoverable amounts of such assets, other than property that has a market price,

are generally determined

using a replacement

cost
approach

that

reflects

the

amount

that

would

be

currently
required by a market participant to replace the service capacity of
the

asset.

If

such

assets

are

no

longer

used,

they

are

tested
individually for impairment.
›
Refer to Note 12 for more information
8) Goodwill
Goodwill represents the

excess of

the consideration over the

fair
value

of

identifiable

assets,

liabilities

and

contingent

liabilities
acquired

that

arises

in

a

business combination.

Goodwill is

not
amortized,

but

is

assessed

for

impairment

at

the

end

of

each
reporting period,

or when indicators

of impairment

exist.

UBS tests
goodwill for impairment annually,

irrespective of whether there is
any indication

of impairment.

An impairment charge

is recognized in the income

statement if
the carrying

amount exceeds

the recoverable

amount.
Critical accounting estimates and judgments
UBS‘s methodology for

goodwill impairment testing is

based on a

model
that

is

most

sensitive

to

the

following

key

assumptions:

(i)

forecasts

of
earnings available to shareholders in years one to three; (ii) changes in the discount rates; and (iii) changes in the long-term

growth rate.

Earnings available

to shareholders

are estimated

on the basis

of forecast
results,

which

are

part

of

the

business

plan

approved

by

the

Board

of
Directors.

The

discount

rates

and

growth

rates

are

determined

using
external information, and

also considering inputs

from both

internal and
external analysts and the view of management.

The

key assumptions

used

to determine

the recoverable

amounts of
each cash-generating unit are tested for sensitivity by applying reasonably possible changes to those assumptions.

›

Refer to Notes 2 and

13

for more information
Provisions

are

liabilities

of

uncertain

timing

or

amount,

and

are
generally recognized
in

accordance

with

IAS
  37,
Provisions,
Contingent Liabilities and Contingent Assets
, when: (i) UBS has a
present obligation as a

result of a

past event; (ii) it

is probable that
an outflow

of resources will

be required

to settle

the obligation;
and (iii) a reliable estimate

of the amount of the

obligation can be
made.

The majority of UBS’s provisions

relate to litigation, regulatory
and

similar

matters,

restructuring,

and

employee

benefits.
Restructuring

provisions

are

generally

recognized

as

a
consequence of

management agreeing

to materially

change the
scope

of

the

business

or

the

manner

in

which

it

is

conducted,
including

changes

in

management

structures.

Provisions

for
employee

benefits

relate

mainly

to

service

anniversaries

and
sabbatical

leave,

and

are

recognized

in

accordance

with
measurement principles set out in item 4

in this Note. In addition,
UBS presents

expected credit loss

allowances within
Provisions

if
they relate to a loan commitment,

financial guarantee contract or
a revolving revocable credit line.
IAS 37 provisions are

measured considering the

best estimate
of the

consideration required

to settle

the present

obligation at
the balance sheet date.

When conditions required

to recognize

a provision

are not met,
a

contingent

liability

is

disclosed,

unless

the

likelihood

of

an
outflow

of

resources

is

remote.

Contingent

liabilities

are

also
disclosed for

possible obligations that

arise from past

events the
existence

of

which

will

be

confirmed

only

by

uncertain

future
events not wholly within the control of UBS.
Critical accounting estimates and judgments
Recognition of provisions

often involves significant judgment

in assessing
the

existence

of

an

obligation

that

results

from
past

events

and

in
estimating the

probability, timing and

amount of

any outflows

of resources.
This

is particularly

the case

for litigation,

regulatory and

similar matters,
which, due to their nature,

are subject to many uncertainties,

making their
outcome

difficult to predict.

The amount of any provision

recognized is sensitive to the

assumptions
used

and

there

could

be

a

wide

range

of

possible

outcomes

for

any
particular matter.
Management regularly reviews

all the available

information regarding
such

matters,

including

legal

advice,

to

assess

whether

the

recognition
criteria for provisions have been satisfied and to determine the timing and amount of any potential outflows
.
›

Refer to Note 18

for more information
Transactions

denominated

in

a

foreign

currency

are

translated
into

the

functional

currency

of

the

reporting

entity

at

the

spot
exchange rate

on the

date of

the transaction.

At the

balance sheet
date, all monetary

assets, including those

at FVOCI, and

monetary
liabilities denominated in foreign currency

are translated into the
functional currency

using the

closing exchange

rate. Translation
differences

are

reported

in
Other

net

income

from

financial
instruments measured at fair value through profit or loss
.
Non-monetary items measured at historical cost are translated at the exchange rate on the date of the transaction.

Upon consolidation, assets and liabilities of

foreign operations
are translated into US

dollars, UBS’s presentation currency, at the
closing exchange rate

on the balance sheet date, and income

and
expense items and other comprehensive income are translated at the

average

rate

for

the

period.

The

resulting

foreign

currency
translation differences are recognized in
Equity

and reclassified to
the

income

statement when

UBS

disposes of,

partially or

in

its
entirety,

the

foreign

operation and

UBS

no

longer

controls

the
foreign operation.
Share

capital

issued,

share premium

and treasury

shares held

are
translated

at the historic

average rate,

with

the difference

between
the historic

average rate

and the

spot rate

realized

upon repayment
of

share capital

or

disposal of

treasury shares

reported as
Share
premium.

Cumulative

amounts

recognized

in
Other comprehensive
income

in

respect

of

cash

flow

hedg
es

and

financial

assets
measured at FVOCI are translated at the closing exchange rate as of the

balance sheet

dates, with

any translation effects

adjusted
through
Retained earnings
.
›
Refer to Note 33 for more information
11) Equity, treasury shares and contracts on UBS Group AG
shares
UBS Group AG shares held (treasury shares)
UBS

Group

AG

shares

held

by

the

Group,

including

those
purchased

as

part of

market-making activities,

are

presented

in
Equity
  as
Treasury

shares

at

their

acquisition

cost

and

are
deducted

from
Equity

until

they

are

canceled

or

reissued.

The
difference

between

the

proceeds

from

sales

of

treasury

shares
and their weighted average cost (net of tax, if any)

is reported as
Share premium
.
Net cash settlement contracts
Contracts involving

UBS Group

AG shares

that require

net cash
settlement, or provide the counterparty or UBS with a settlement option that includes a choice of settling net in cash, are classified as derivatives held for trading.

UBS AG
Entity [Table]
Material accounting policies
Note 1

Summary of material accounting policies
Material accounting policies
This Note describes the

material accounting policies

applied in the
preparation of the

consolidated financial

statements (the

Financial
Statements)

of

UBS

AG

and

its

subsidiaries

(UBS
AG ). On
24 February 2022,

the Financial

Statements were

authorized for
issue by the Board of Directors.

Basis of accounting
The Financial Statements have been prepared in accordance with
International Financial Reporting

Standards (IFRS), as

issued by the
International

Accounting

Standards

Board

(the

IASB),

and

are
presented in US dollars (USD).
Disclosures

marked

as

audited

in

the

“Risk,

capital,

liquidity
and funding,

and balance

sheet” section

of this

report form

an
integral part of the Financial

Statements. These disclosures relate
to requirements

under IFRS 7,
Financial Instruments:

Disclosures
,
and

IAS

1,
Presentation

of

Financial

Statements
,

and

are

not
repeated in this section.

The

accounting

policies

described

in

this

Note

have

been
applied consistently in all years presented unless otherwise stated
in Note 1b.
Critical accounting estimates and judgments
Preparation of these Financial

Statements under IFRS requires

management
to apply

judgment

and make

estimates

and assumptions

that affect

reported
amounts

of

assets,

liabilities,

income

and

expenses

and

disclosure

of
contingent

assets and

liabilities,

and may

involve

significant

uncertainty

at the
time they are made. Such

estimates and

assumptions

are based on the best
available

information.

UBS
AG
regularly

reassesses
such
estimates

and
assumptions, which

encompass historical experience,

expectations of

the
future and other pertinent factors, to determine their continuing relevance based on current conditions,

updating them

as necessary. Changes

in those
estimates and

assumptions may have

a

significant effect on

the Financial
Statements.

Furthermore,

actual

results

may differ

significantly

from UBS

AG’s
estimates, which could result in significant

losses to UBS AG, beyond what
was anticipated

or provided

for.

The

following

areas

contain

estimation

uncertainty

or

require

critical
judgment

and

have

a

significant

effect

on

amounts

recognized

in

the
Financial Statements:

–
expected credit loss measurement (refer to item 2g in this Note and to
Note 20);
–
fair value measurement (refer to item 2f in this Note

and to Note 21);
–
income taxes (refer to item 6 in this Note and to Note

8);
–
provisions and contingent liabilities (refer to item 9

in this Note and to
Note 18);
–

post-employment benefit

plans (refer to item

5 in this Note

and to Note
27);
–
goodwill (refer to item 8 in this Note and to Note

13); and
–

consolidation of structured entities (refer to

item 1 in this Note

and to
Note 29).
1) Consolidation
The

Financial

Statements

comprise

the

financial

statements

of
UBS AG

and its

subsidiaries, presented

as a

single economic

entity;
intercompany

transactions

and

balances

have

been

eliminated.
UBS

AG

consolidates

all

entities

that

it

controls,

including
structured entities

(SEs), which is

the case when

it has: (i)

power
over the relevant activities of

the entity;

(ii) exposure to an

entity‘s
variable returns;

and (iii)

the ability

to use

its power

to affect

its
own returns.
Consideration

is

given

to

all

facts

and

circumstances

to
determine whether

UBS AG

has power

over another

entity,

i.e.,
the current ability

to direct the

relevant activities of

an entity when
decisions about those activities need to be made.

Subsidiaries,

including

SEs,

are

consolidated

from

the

date
when control

is gained

and deconsolidated

from the

date when
control ceases.

Control, or

the lack thereof,

is reassessed

if facts
and circumstances indicate that there is a change to one or more elements required to establish that control is present.
Business combinations are accounted for using the acquisition method. The amount of any non-controlling

interest is measured
at

the

non-controlling

interest’s

proportionate

share

of

the
acquiree’s identifiable net assets.

›

Refer to Note 29 for more information
Critical accounting estimates and judgments
Each

individual

entity

is

assessed

for

consolidation

in

line

with

the
aforementioned consolidation principles.

The assessment of control

can be
complex

and

requires

the

use

of

significant

judgment,

in

particular

in
determining whether

UBS AG has

power over the

entity. As the nature and
extent

of

UBS

AG’s

involvement

is

unique

for

each

entity,

there

is

no
uniform consolidation

outcome by

entity. Certain entities

within a

class may
be consolidated while

others may

not. When carrying

out the consolidation
assessment, judgment

is exercised

considering all

the relevant

facts and
circumstances, including the

nature and activities

of the investee,

as well as
the substance of voting and similar rights.

›

Refer to Note 29 for more information
2)
Financial instruments
a. Recognition
UBS AG recognizes financial

instruments when it

becomes a party
to

contractual

provisions

of
an
instrument.

UBS
  AG   applies
settlement date accounting to all standard purchases and

sales of
non-derivative financial instruments.

In

transactions

where

UBS

AG

acts

as

a

transferee,

to

the
extent the
financial

asset

transfer

does

not

qualify

for
derecognition by

the transferor,

UBS AG

does not

recognize the
transferred instrument as its asset.
UBS

AG

also

acts

in

a

fiduciary

capacity,

which

results

in

it
holding

or

placing

assets

on

behalf

of

individuals,

trusts,
retirement benefit plans and

other institutions. Unless these

items
meet

the

definition

of

an

asset

and

the

recognition

criteria

are
satisfied, they are not recognized on UBS AG’s balance sheet and the related income is excluded from the Financial Statements.

Client

cash balances

associated with

derivatives

clearing and
execution

services

are

not

recognized

on

the

balance

sheet

if,
through

contractual agreement,

regulation

or

practice,

UBS AG
neither obtains benefits from nor controls such cash balances.
b. Classification, measurement and presentation
Financial assets
All financial instruments

are on initial recognition

measured at fair
value

and

classified

as

measured

at

amortized

cost,

fair

value
through

other

comprehensive

income

(FVOCI)

or

fair

value
through

profit

or

loss

(FVTPL)
. For
financial

instruments
subsequently measured at amortized cost or

FVOCI, the initial fair
value is adjusted for directly attributable transaction costs.
Where the

contractual terms

of a

debt instrument

result in

cash
flows that are

solely payments of

principal and interest

(SPPI) on
the

principal

amount

outstanding,
the

debt

instrument
  is
classified

as

measured

at

amortized

cost

if

it

is

held

within

a
business model that has

an objective of

holding financial assets to
collect

contractual

cash flows,

or

at

FVOCI if

it

is held

within a
business

model
with the objective being
achieved

by

both
collecting contractual cash flows and selling financial assets.

All

other

financial

assets

are

measured

at

FVTPL,

including
those

held

for

trading

or

those

managed

on

a

fair

value

basis,
except for derivatives

designated in a

hedge relationship, in

which
case hedge accounting requirements apply (refer

to item 2j in this
Note for more information).
Business model assessment and contractual cash flow
characteristics

UBS AG determines

the nature

of a business

model by

considering
the

way

financial

assets

are

managed

to

achieve

a

particular
business objective.
In assessing whether

contractual cash flows

are SPPI, UBS

AG
considers

whether

the

contractual

terms

of

the

financial

asset
contain

a

term

that

could

change

the

timing

or

amount

of
contractual cash flows arising over the life of the instrument.
Financial liabilities

Financial liabilities measured at amortized cost
Financial liabilities

measured at

amortized cost

include
Debt issued
measured

at

amortized

cost

and
Funding

from UBS

Group AG
,
which

constitute

obligations

of

UBS

AG arising

from

funding it
has received from

UBS Group AG,

which are not

within the UBS
AG scope of consolidation.

The latter includes contingent capital
instruments
issued

to

UBS

Group

AG
  cont ain ing   contractual
provisions

under which

the principal

amounts would

be written
down or

converted into

equity upon

either a

specified common
equity tier 1 (CET1)

ratio breach or

a determination by

the Swiss
Financial

Market

Supervisory

Authority

(FINMA)

that

a

viability
event

has

occurred.
Such

contractual

provisions

are

not
derivatives,

as

the

underlying

is

deemed

to

be

a

non-financial
variable specific to a party to the contract.

If a debt

were to be written

down or converted into

equity in
a future

period, it

would be

partially or

fully derecognized,

with
the difference between

its carrying amount

and the fair

value of
any equity issued recognized in the income statement.
A gain or loss is recognized in
Other income

when debt issued
is subsequently repurchased

for market-making

or other activities.
A

subsequent

sale

of

own

bonds

in

the

market

is

treated

as

a
reissuance of debt.
Financial liabilities measured at fair value through profit or loss

UBS

AG

designates

certain

issued

debt

instruments

as

financial
liabilities at fair value

through profit or loss, on

the basis that such
financial instruments

include embedded

derivatives and

/ or

are
managed on a fair

value basis (refer to

the table below for

more
information),

in

which

case

bifurcation

of

the

embedded
derivative

component

is

not

required.

Financial

instruments
including

embedded

derivatives

arise

predominantly

from

the
issuance of certain structured debt instruments.

Measurement and presentation

After initial recognition, UBS AG

classifies, measures and presents
its

financial

assets

and

liabilities

in

accordance

with

IFRS

9,

as
described in the table on the following pages.
Classification, measurement and presentation

of financial assets
Financial assets classification Significant items included Measurement and presentation
Measured at

amortized cost
This classification includes:
–

cash and balances at central banks;
–

loans and advances to banks;
–

receivables from securities financing transactions;
–

cash collateral receivables on derivative instruments;
–

residential and commercial mortgages;
–

corporate loans;
–

secured loans, including Lombard loans, and
unsecured loans;
–

loans to financial advisors;

and
–

debt securities held as high-quality liquid

assets
(HQLA).

Measured at amortized cost using the effective interest
method less allowances for expected credit losses

(ECL)
(refer to items 2d and 2g in this Note for more information).
The following items are recognized in the income
statement:
–

interest income, which is accounted for in accordance
with item 2d

in this Note;
–

ECL and reversals;

and
–

foreign exchange (FX) translation gains and losses.
When a financial asset at amortized cost is derecognized,
the gain or loss is recognized in the income statement.
For amounts arising from settlement of certain derivatives,
refer to the next page.

Measured
at FVOCI

Debt instruments
measured at
FVOCI
This classification primarily includes debt securities

and
certain asset-backed securities held as HQLA.
Measured at fair value,

with unrealized gains and losses
reported in
Other comprehensive income,
net of applicable
income taxes, until such investments are derecognized.
Upon derecognition, any accumulated balances in
Other
comprehensive income
are reclassified to the income
statement and reported within
Other income.
The following items, which are determined on the

same
basis as for financial assets measured at amortized

cost,

are
recognized in the income statement:
–

interest income, which is accounted for in accordance
with item 2d

in this Note;
–

ECL and reversals;

and
–

FX translation gains and losses.
Classification, measurement and presentation

of financial assets
Financial assets classification Significant items included Measurement and presentation
Measured at
FVTPL
Held for

trading
Financial assets held for trading include:
–

all derivatives with a positive replacement value,

except
those that are designated and effective hedging
instruments; and
–

other financial assets acquired principally for the
purpose of selling or repurchasing in the near term, or
that are part of a portfolio of identified financial
instruments that are managed together and for

which
there is evidence of a recent actual pattern of short-term
profit taking. Included in this category are debt
instruments (including those in the form of

securities,
money market paper,

and traded corporate and bank
loans) and equity instruments.

Measured at fair value,

with changes recognized in the
income statement.
Derivative assets (including derivatives that

are designated
and effective hedging instruments) are generally
presented as
Derivative financial instruments
, except those
exchange-traded (ETD) and over-the-counter

(OTC)-
cleared derivatives that are legally settled on a daily

basis
or in substance net settled on a daily basis,

which are
presented within
Cash collateral receivables on derivative
instruments.
Changes in fair value, initial transaction costs,

dividends
and gains and losses arising on disposal or redemption

are
recognized in
Other net income from financial
instruments measured at fair value through

profit or loss
,
except interest income on instruments other than
derivatives (refer to item 2d in this Note), interest on
derivatives designated as hedging instruments

in hedges
of interest rate risk and forward points on certain short-
and long-duration FX contracts acting as economic
hedges, which are reported in
Net interest income.

Changes in the fair value of derivatives that

are
designated and effective hedging instruments are
presented either in the income statement or
Other
comprehensive income
, depending on the type of hedge
relationship (refer to item 2j in this Note for more
information).
Mandatorily
measured at
FVTPL – Other
This classification includes financial assets

mandatorily
measured at FVTPL that are not held for trading, as
follows:

–

certain structured loans, certain commercial loans, and
receivables from securities financing transactions are
managed on a fair value basis;

–

loans managed on a fair value basis, including those
hedged with credit derivatives;
–

certain debt securities held as HQLA and

managed on a
fair value basis;

–

certain investment fund holdings and assets

held to
hedge delivery obligations related to cash-settled
employee compensation plans;

–

brokerage receivables, for which contractual cash flows
do not meet the SPPI criterion because the aggregate
balance is accounted for as a single unit of

account,
with interest being calculated on the individual
components;
–

auction rate securities, for which contractual cash

flows
do not meet the SPPI criterion because interest may

be
reset at rates that contain leverage;
–

equity instruments;

and
–

assets held under unit-linked investment contracts.
Classification, measurement and presentation

of financial liabilities
Financial liabilities classification Significant items included Measurement and presentation
Measured at amortized cost
This classification includes:
–

demand and time deposits;

–

retail savings / deposits;
–

payables

from securities financing transactions;

–

non-structured fixed-rate bonds;

–

subordinated debt;

–

certificates of deposit and covered bonds;

–

obligations against funding from UBS Group AG;

and
–

cash collateral payables on derivative instruments.
Measured at amortized cost using the effective interest
method.
When a financial liability at amortized cost is
derecognized, the gain or loss is recognized in the income
statement.

Measured at
fair value
through
profit or loss
Held for trading Financial liabilities held for trading include:
–

all derivatives with a negative replacement value
(including certain loan commitments),

except those
that are designated and effective hedging
instruments; and
–

obligations to deliver financial instruments,

such as
debt and equity instruments, that UBS AG has sold

to
third parties but does not own (short positions).
Measurement and presentation of financial liabilities
classified at FVTPL follow the same principles

as for
financial assets classified at FVTPL, except that

the amount
of change in the fair value of a financial liability
designated at FVTPL that is attributable to changes

in UBS
AG’s own credit risk is presented in
Other comprehensive
income

directly within
Retained earnings
and is never
reclassified to the income statement.
Derivative liabilities (including derivatives that

are
designated and effective hedging instruments)

are
generally presented as
Derivative financial instruments
,
except those exchange-traded and OTC-cleared
derivatives that are legally settled on a daily basis

or in
substance net settled on a daily basis, which

are
presented within
Cash collateral payables on derivative
instruments.
Designated at
FVTPL
UBS AG designates

at FVTPL the following financial
liabilities:
–
issued hybrid debt instruments that primarily include
equity-linked, credit-linked and rates-linked bonds

or
notes;
–

issued debt instruments managed on a fair

value
basis;
–

certain payables from securities financing transactions;
–

amounts due under unit-linked investment contracts
the cash flows of which are linked to financial

assets
measured at FVTPL and eliminate an accounting
mismatch;

and
–

brokerage payables, which arise in conjunction with
brokerage receivables and are measured at FVTPL to
achieve measurement consistency.
c.
Loan commitments and financial guarantees
Loan

commitments

are

arrangements

to

provide

credit

under
defined terms and

conditions. Irrevocable loan

commitments are
classified

as:

(i)

derivative

loan

commitments

measured

at

fair
value through profit

or loss; (ii) loan

commitments designated at
fair

value

through

profit

or

loss;

or

(iii)

loan

commitments

not
measured at

fair value.
Financial guarantee

contracts are

contracts
that require UBS AG

to make specified

payments to reimburse

the
holder

for

an

incurred

loss

because

a

specified

debtor

fails

to
make

payments

when

due

in

accordance

with

the

terms

of

a
specified debt instrument.
d. Interest income and expense
Interest

income

and

expense

are

recognized

in

the

income
statement
based

on
the

effective

interest
method
.

When
calculating

the

effective

interest

rate

(the

EIR)

for

financial
instruments

(other

than

credit-impaired

financial

instruments),
UBS

AG

estimates

future

cash flows

considering

all

contractual
terms of the instrument,

but not expected credit

losses, with the
EIR applied to the gross

carrying amount of the financial asset or
the

amortized

cost

of

a

financial

liability.

However,

when

a
financial

asset

becomes

credit-impaired

after

initial

recognition,
interest income is

determined by

applying the

EIR to

the amortized
cost

of

the

instrument,

which

represents

the

gross

carrying
amount adjusted for any credit loss allowance.

Upfront

fees,

including

fees

on

loan

commitments

not
measured at fair value where a loan is expected to be issued, and direct

costs

are

included

within

the

initial

measurement

of

a
financial

instrument

measured

at

amortized

cost

or

FVOCI

and
recognized over the expected

life of the instrument

as part of its
EIR.
Fees related

to loan

commitments where

no loan

is expected
to be issued, as well as loan syndication fees where UBS AG does not retain a portion

of the syndicated loan

or where UBS AG

does
retain a portion of the syndicated loan at the same effective yield for comparable risk

as other participants, are

included in
Net fee
and commission income
and either recognized over the

life of the
commitment or when syndication occurs.

›

Refer to item 3 in this Note for more information

Interest

income

on

financial

assets,

excluding

derivatives,

is
included in interest income when positive and in interest expense when negative.

Similarly, interest

expense on

financial liabilities,
excluding derivatives, is

included in interest

expense,

except when
interest rates are

negative, in which case

it is included in

interest
income.

›

Refer to item 2b

in this Note and Note
3

for more information
e.
Derecognition

Financial assets
UBS AG derecognizes a transferred financial asset, or

a portion of
a financial asset, if the purchaser has received substantially all the risks and rewards of the asset or

a significant part of the risks

and
rewards

combined

with

a

practical

ability

to

sell

or

pledge

the
asset.

Where

financial

assets

have

been

pledged

as

collateral

or

in
similar

arrangements,

they

are

considered

to

have

been
transferred if the counterparty has received the contractual rights to the cash flows of

the pledged assets, as may be

evidenced by,
for example,

the counterparty’s

right to

sell or

repledge the

assets.
In transfers where control over the financial asset is retained, UBS
AG continues to

recognize the

asset to

the extent of

its continuing
involvement, determined

by the extent

to which it

is exposed to
changes

in

the

value

of

the

transferred

asset

following

the
transfer.

Certain

OTC

derivative

contracts

and

most

exchange-traded
futures

and

option

contracts

cleared

through

central

clearing
counterparties

and exchanges

are considered

to be

settled on

a
daily basis,

as the

payment or

receipt of

variation margin

on a

daily
basis

represents

legal

or

economic

settlement,

which

results

in
derecognition of the associated derivatives.
›
Refer to Note 22 and Note 23 for more information

Financial liabilities
UBS AG derecognizes

a financial liability

when it is extinguished,
i.e., when

the obligation

specified in

the contract

is discharged,
canceled

or

expires.

When

an

existing

financial

liability

is
exchanged for a

new one from

the same lender

on substantially
different

terms,

or

the

terms

of

an

existing

liability

are
substantially modified, the original

liability is derecognized

and a
new

liability

recognized

with

any

difference

in

the

respective
carrying amounts recognized in the income statement.

f. Fair value of financial instruments
UBS   AG
accounts

for

a

significant

portion

of

its

assets

and
liabilities at fair value. Fair

value is the price on the measurement
date

that would

be received

for the

sale of

an asset

or paid

to
transfer

a

liability

in

an

orderly

transaction

between

market
participants in the principal market, or in the most advantageous market in the absence of a principal market.

›

Refer to Note 21 for more information
Critical accounting estimates and judgments
The use

of valuation techniques, modeling

assumptions and estimates

of
unobservable market

inputs in

the fair

valuation of

financial instruments
requires

significant judgment and could affect the

amount of gain or loss
recorded

for

a

particular

position.

Valuation

techniques

that

rely

more
heavily on unobservable

inputs and sophisticated

models inherently require
a higher

level of judgment

and may

require adjustment

to reflect

factors
that market

participants would

consider in

estimating fair

value, such

as
close-out costs, which are presented in Note 21d.

UBS AG ‘
s

governance

framework

over

fair

value

measurement

is
described in

Note 21b,

and UBS

AG provides

a sensitivity

analysis of

the
estimated effects arising from changing significant unobservable inputs in
Level 3 financial instruments

to reasonably possible

alternative assumptions
in Note 21g.

›

Refer to Note 21 for more information
ECL

are

recognized

for

financial

assets

measured

at

amortized
cost,

financial

assets

measured

at

FVOCI,

fee

and

lease
receivables,

financial

guarantees
,
and

loan

commitments
  not
measured at

fair value. ECL

are also

recognized on the

undrawn
portion

of

committed

unconditionally

revocable

credit

lines,
which

include

UBS
  AG
’s

credit

card

limits

and

master

credit
facilities, as UBS

AG is

exposed to credit

risk because

the borrower
has the ability to

draw down funds

before UBS AG can

take credit
risk mitigation actions.
Recognition of expected credit losses

ECL are recognized on the following basis:
–

Stage 1 instruments: Maximum 12-month

ECL are recognized
from initial recognition,

reflecting the portion

of lifetime cash
shortfalls that would

result if a default

occurs in the 12

months
after

the

reporting

date,

weighted

by

the

risk

of

a

default
occurring.

–

Stage 2

instruments:

Lifetime

ECL

are

recognized

if

a
significant

increase

in

credit

risk

(
an
SICR)

is

observed
subsequent

to

the

instrument’s

initial

recognition,

reflecting
lifetime

cash

shortfalls

that

would

result

from

all

possible
default events over the expected life of a financial instrument, weighted by

the risk

of a

default occurring.

When an

SICR is
no longer observed, the instrument will move back to stage 1.
–

Stage 3

instruments:

Lifetime

ECL

are

always

recognized

for
credit-impaired

financial

instruments,

as

determined

by

the
occurrence of one or more loss events, by estimating

expected
cash

flows

based

on

a

chosen
recovery
strategy.

Credit
-
impaired

exposures

may

include

positions

for

which

no
allowance has been recognized, for example because they are
expected to be fully recoverable through collateral held.
–

Changes

in

lifetime

ECL

since

initial

recognition

are

also
recognized for

assets that

are purchased

or originated

credit-
impaired (POCI). POCI financial instruments include those that are purchased

at a

deep discount

or newly

originated with

a
defaulted counterparty; they

remain a separate

category until
derecognition.
All

or

part

of

a

financial

asset

is

written

off

if

it

is

deemed
uncollectible or forgiven.

Write-offs reduce the

principal amount
of a

claim and

are charged

against related

allowances for

credit
losses. Recoveries, in part or in full, of

amounts previously written
off are generally credited to
Credit loss (expense) / release
.

ECL

are

recognized

in

the

income

statement

in
Credit

loss
(expense) / release
. A corresponding ECL allowance is reported as
a decrease in the carrying amount of financial assets measured at amortized cost on the balance sheet.

For financial assets that are
measured at

FVOCI, the

carrying amount

is not

reduced, but

an
accumulated

amount

is

recognized

in
Other

comprehensive
income
.

For

off-balance

sheet

financial

instruments

and

other
credit lines, provisions for ECL are presented in
Provisions.
Default and credit impairment
UBS   AG
applies

a

single

definition

of

default

for

credit

risk
management

purposes,

regulatory

reporting

and

ECL,

with

a
counterparty

classified

as

defaulted

based

on

quantitative

and
qualitative criteria.

›

Refer to “Credit policies for distressed assets’’ in the ‘’Risk management and control” section of this report for

more
information
Measurement of expected credit losses
IFRS

9

ECL

reflect

an

unbiased,

probability-weighted

estimate
based

on

loss

expectations

resulting

from

default

events.

The
method

used

to

calculate

ECL

applies

the

following

principal
factors: probability

of default

(PD), loss

given default

(LGD) and
exposure

at default

(EAD). Parameters

are

generally determined
on an

individual financial

asset level. Based

on the materiality

of
the

portfolio,

for

credit

card

exposures

and

personal

account
overdrafts

in

Switzerland,

a

portfolio

approach

is

applied

that
derives an average

PD and LGD

for the entire

portfolio. PDs and
LGDs used in the ECL calculation are point-in-time (PIT)-based for key portfolios and consider both current conditions and expected cyclical

changes.

For

material

portfolios,

PDs

and

LGDs

are
determined for

different scenarios,

whereas EAD

projections are
treated as scenario independent.
For the

purpose of

determining the

ECL-relevant parameters,
UBS AG

leverages its

Pillar 1 internal

ratings-based (IRB)

models
that

are

also

used

in

determining

expected

loss

(EL)

and

risk-
weighted assets

under the

Basel III framework

and Pillar 2

stress
loss models.

Adjustments have

been made

to these

models and
IFRS

9-related

models

have

been

developed

that

consider

the
complexity,

structure

and

risk

profile

of

relevant

portfolios

and
take

account

of

the

fact

that

PDs

and

LGDs

used

in

the

ECL
calculation

are

PIT-based,

as

opposed

to

the

corresponding
Basel III through-the-cycle

(TTC) parameters.

All models

that are
relevant for

measuring expected

credit losses

are subject

to UBS
AG’s model validation and oversight processes.
Probability of default:
PD represents the

probability of a

default
over

a

specified

time

period.

A

12-month

PD

represents

the
probability of

default determined

for the

next 12

months and

a
lifetime

PD

represents

the

probability

of

default

over

the
remaining lifetime of

the instrument.

PIT PDs

are derived from

TTC
PDs and scenario forecasts.

The modeling is region-,

industry- and
client

segment-specific

and

considers

both

macroeconomic
scenario dependencies and client-idiosyncratic information.
Exposure

at

default:
EAD

represents

an

estimate

of

the
exposure to credit risk

at the time of

a potential default

occurring,
considering

expected

repayments,

interest

payments

and
accruals, discounted at

the EIR. Future

drawdowns on facilities

are
considered

through

a

credit

conversion

factor

(a

CCF)

that

is
reflective

of

historical

drawdown

and

default

patterns

and

the
characteristics of the respective portfolios.
Loss given

default:
LGD represents

an estimate

of the loss

at the
time of a potential

default occurring,

taking into

account expected
future cash

flows from

collateral

and other

credit

enhancements,

or
expected

payouts

from

bankruptcy

proceedings

for

unsecured
claims and, where applicable, time to realization of collateral and the seniority

of claims.

LGD is

commonly

expressed

as a percentage
of EAD.
Estimation of expected credit losses
Number of scenarios and estimation of scenario weights
Determination of probability

-weighted ECL

requires evaluating

a
range

of

diverse

and

relevant

future

economic

conditions,
especially

with

a

view

to

modeling

the

non-linear

effect

of
assumptions about macroeconomic factors on the estimate.

To

accommodate

this

requirement,

UBS
  AG
uses

different
economic

scenarios

in

the

ECL

calculation
.
Each

scenario

is
represented

by

a

specific

scenario

narrative,

which

is

relevant
considering the exposure of key portfolios to economic risks, and for

which

a

set

of

consistent

macroeconomic

variables

is
determined. The estimation

of the appropriate weights

for these
scenarios

is

predominantly

judgement-based.

The

assessment

is
based on a

holistic review of

the prevailing economic

or political
conditions,

which

may

exhibit

different

levels

of

uncertainty.

It

takes

into

account

the

impact

of

changes

in

the

nature

and
severity

of

the underlying

scenario

narratives

and

the

projected
economic variables.

The

determined

weights

constitute

the

probabilities

that

the
respective

set

of

macroeconomic

conditions

will

occur

and

not
that

the

chosen

particular

narratives

with

the

related
macroeconomic variables will materialize.
Macroeconomic and other factors
The

range

of

macroeconomic,

market

and

other

factors

that

is
modeled

as

part

of

the

scenario

determination

is

wide,

and
historical information is

used to support

the identification of

the
key factors.

As the

forecast horizon

increases, the

availability of
information

decreases,

requiring

an

increase

in

judgment.

For
cycle -
sensitive

PD

a
nd

LGD

determination

purposes,

UBS
  AG
projects the relevant economic factors for a period

of three years
before reverting, over

a specified period, to

cycle-neutral PD and
LGD for longer-term projections.

Factors relevant

for ECL

calculation vary

by type

of exposure.
Regional

and

client-segment

characteristics

are

generally

taken
into

account,

with

specific

focus

on

Switzerland

and

the

US,
considering UBS AG’s key ECL-relevant portfolios.
For

UBS

AG,

the

following

forward-looking

macroeconomic
variables represent the most relevant factors for ECL calculation:

–

GDP growth rates, given

their significant effect on

borrowers’
performance;

–

unemployment

rates, given

their significant

effect on

private
clients’ ability to meet contractual obligations;

–

house price indices, given their

significant effect on mortgage
collateral valuations;

–

interest rates,

given their

significant effect

on counterparties’
abilities to service debt;

–

consumer

price

indices,

given

their

overall

relevance

for
companies’

performance,

private

clients’

purchasing

power
and economic stability; and
–

equity indices,

given that

they are

an important

factor in

our
corporate rating tools.

Scenario generation, review process and governance
A

team

of

economists,

who

are

part

of

Group

Risk

Control,
develop

the

forward-looking

macroeconomic

assumptions

with
involvement from a broad range of experts.
The

scenarios, their

weight and

the key

macroeconomic and
other

factors

are

subject

to

a

critical

assessment

by

the

IFRS

9
Scenario Sounding Sessions and ECL Management Forum, which
include senior management from Group Risk and Group Finance.
Important aspects

for the

review include

whether there

may be
particular credit

risk concerns

that may

not be

capable of

being
addressed systematically and

require post-model adjustments

for
stage allocation and ECL allowance.

The

Group

Model

Governance
Committee ,
as

the

highest
authority under UBS

AG’s model governance framework,

ratifies
the decisions taken by the ECL Management Forum.

›
Refer to Note 20 for more information
ECL measurement period

The period for which lifetime ECL are determined is based on the maximum

contractual

period

that

UBS

AG

is

exposed

to

credit
risk, taking

into account

contractual extension,

termination and
prepayment

options.

For

irrevocable

loan

commitments

and
financial guarantee contracts,

the measurement period

represents
the

maximum

contractual

period

for

which

UBS
  AG
has

an
obligation to extend credit.
Additionally,

some

financial

instruments

include

both

an

on-
demand loan and

a revocable undrawn

commitment, where the
contractual cancellation right

does not limit

UBS AG’s exposure

to
credit risk

to the

contractual notice

period, as

the client

has the
abi
lity

to

draw

down

funds

before

UBS
  AG
can

take

risk
-
mitigating actions.

In such

cases UBS

AG is required

to estimate
the period

over which

it is

exposed to

credit risk.

This applies to
UBS   AG
’s

credit

card

limits,

which

do

not

have

a

defined
contractual maturity date, are callable on demand and where the drawn and undrawn components are managed as

one exposure.
The

exposure

arising

from

UBS

AG’s

credit

card

limits

is

not
significant and is managed at a portfolio level, with credit actions triggered

when

balances

are

past

due.

An

ECL

measurement
period of seven years

is applied for

credit card limits,

capped at 12
months for

stage 1 balances,

as a

proxy for

the period

that UBS
AG is exposed to credit risk.
Customary

master

credit

agreements

in

the

Swiss

corporate
market

also

include

on-demand

loans

and

revocable

undrawn
commitments.

For

smaller

commercial

facilities,

a

risk-based
monitoring

(RbM)

approach

is

in

place

that

highlights

negative
trends

as

risk

events,

at

an

individual

facility

level,

based

on

a
combination

of

continuously

updated

risk

indicators.

The

risk
events trigger additional

credit reviews by

a risk officer,

enabling
informed credit

decisions to

be taken.

Larger corporate

facilities
are not subject

to RbM, but

are reviewed

at least

annually through
a

formal

credit

review.

UBS

AG

has

assessed

these

credit

risk
management practices and

considers both

the RbM approach

and
formal credit

reviews as

substantive credit

reviews resulting

in a
re-origination

of

the

given

facility.

Following

this,

a

12-month
measurement

period

from

the

reporting

date

is

used

for

both
types of facilities as

an appropriate proxy of

the period over

which
UBS AG is

exposed to credit

risk, with 12

months also used

as a
look-back

period for

assessing SICR,

always from

the respective
reporting date.
Significant increase in credit risk

Financial

instruments

subject

to

ECL

are

monitored

on

an
ongoing

basis.

To

determine

whether

the

recognition

of

a
maximum

12-month

ECL

continues

to

be

appropriate,

an
assessment

is made

as

to

whether

an

SICR

has

occurred

since
initial

recognition

of

the

financial

instrument

,

applying

both
quantitative

and qualitative

factors.

Primarily, UBS

AG assesses

changes in

an instrument’s

risk of
default

on

a

quantitative

basis

by

comparing

the

annualized
forward-looking

and

scenario-weighted

lifetime

PD

of

an
instrument determined at two different dates:

–

at the reporting date; and

–

at inception of the instrument.
If,

based

on

UBS

AG’s

quantitative

modeling,

an

increase
exceeds a set threshold, an SICR is deemed to have occurred and the

instrument

is

transferred

to

stage 2

with

lifetime

ECL
recognized.
The threshold

applied varies

depending on

the original

credit
quality of the borrower,

with a higher SICR

threshold set for

those
instruments

with

a

low

PD

at

inception.

The

SICR

assessment
based on PD changes

is made at

an individual financial asset

level.
A high-level

overview of

the SICR

trigger, which

is a

multiple of
the

annualized

remaining

lifetime

PIT

PD

expressed

in

rating
downgrades,

is

provided

in

the

“SICR

thresholds”

table

below.
The actual SICR

thresholds applied are

defined on a

more granular
level by interpolating between the values shown in the table.
Internal rating at origination

of the instrument
Rating downgrades /
SICR trigger
0–3 3
4–8 2
9–13 1
Irrespective

of

the

SICR

assessment

based

on

default
probabilities, credit

risk is

generally deemed

to have

significantly
increased for an instrument if the contractual payments are more than

30

days

past

due.

For

certain

less

material

portfolios,
specifically

the

Swiss

credit

card

portfolio,

the

30-day

past

due
criterion

is

used

as

the

primary

indicator

of

an

SICR.

Where
instruments are transferred to stage 2 due

to the 30-day past

due
criterion,

a

minimum

period

of

six

months

is

applied

before

a
transfer

back

to

stage 1

can

be

triggered.

For

instruments

in
Personal &

Corporate Banking

and Global

Wealth Management
Region Switzerland

that are

between 90

and 180

days past

due
but

have

not

been

reclassified

to

stage 3,

a

one-year

period

is
applied before a transfer back to stage 1 can be triggered.
Additionally,

based

on

individual

counterparty-specific
indicators,

external

market

indicators

of

credit

risk

or

general
economic

conditions,

counterparties may

be moved

to a

watch
list, which is used as a

secondary qualitative indicator for an SICR.
Exception management is further applied,

allowing for individual
and collective adjustments

on exposures

sharing the same

credit
risk characteristics

to take

account of

specific situations

that are
not otherwise fully reflected.

In

general,

the

overall

SICR

determination

process

does

not
apply

to

Lombard

loans,

securities

financing

transactions

and
certain other asset-based

lending transactions, because

of the risk
management

practices

adopted,

including

daily

monitoring
processes with strict margining. If margin calls are not satisfied, a position

is

closed

out

and

classified

as

a

stage 3

position.

In
exceptional

cases,

an

individual

adjustment

and

a

transfer

into
stage 2 may be made to take account of specific facts.
Credit risk

officers are

responsible for

the identification

of an
SICR,

which for accounting purposes is in some respects different
from

internal

credit

risk

management processes.

This difference
mainly arises
because

ECL

accounting

requirements

are
instrument-specific,

such

that

a

borrower

can

have

multiple
exposures

allocated

to

different

stages,

and

maturing

loans

in
stage 2 will

migrate to

stage 1 upon

renewal irrespective

of the
actual

credit

risk

at

that

time.

Under

a

risk-based

approach,

a
holistic counterparty

credit assessment

and the

absolute level

of
risk at any given date

will determine what risk-mitigating actions
may be warranted.
›
Refer to the “ Risk management and control ” section of this report for more information
Critical accounting estimates and judgments
The calculation of ECL requires management

to apply significant judgment
and make estimates and assumptions

that can result in significant

changes
to the timing and amount of ECL recognized.

Determination of a significant increase in

credit risk

IFRS 9 does not include a definition of what constitutes an SICR, with UBS
AG’s assessment considering

qualitative and quantitative

criteria. An IFRS

9
ECL Management Forum has

been established to review

and challenge the
SICR results.
Scenarios, scenario weights and macroeconomic

variables

ECL reflect an unbiased and probability-weighted amount, which UBS AG determines

by

evaluating

a

range

of

possible

outcomes.

Management
selects

forward-looking

scenarios

that

include

relevant

macroeconomic
variables

and

management’s

assumptions

around

future

economic
conditions. IFRS

9 Scenario Sounding

Sessions,

in addition

to the IFRS

9 ECL
Management

Forum,

are

in

place

to

derive,

review

and

challenge

the
scenario selection and weights,

and to determine

whether any additional
post-model adjustments are required that may significantly

affect ECL.

ECL measurement period
Lifetime ECL are

generally determined

based upon the

contractual maturity
of the transaction,

which significantly

affects ECL. For credit

card limits and
Swiss callable master

credit facilities, judgment

is required, as UBS

AG must
determine the period over

which it is exposed

to credit risk.

A seven-year
period is

applied for

credit card

limits, capped

at 12

months for

stage 1
positions, and a 12-month period applied for

master credit facilities.

Modeling and post-model adjustments
A number

of complex

models have

been developed

or modified

to calculate
ECL,

with

additional

post-model

adjustments

required

which

may
significantly

affect

ECL.

The

models

are

governed

by

UBS

AG’s

model
validation

controls

and

approved

by

the

Group

Model

Governance
Committee (the GMGC).

The post-model adjustments

are approved by the
ECL Management Forum and endorsed by the

GMGC.
A
sensitivity

analysis
covering

key

macroeconomic

variables
,

scenario
weights and SICR trigger points

on ECL measurement is provided

in Note
20f.

›
Refer to Note 20 for more information
h.
Restructured and modified financial assets
When payment default is expected,

or where default has already
occurred, UBS AG

may grant

concessions to

borrowers in financial
difficulties that

it would not

consider in

the normal course

of its
business, such as

preferential interest rates, extension

of maturity,
modifying

the

schedule

of

repayments,

debt

/

equity

swap,
subordination,

etc. When a concession or forbearance measure is
granted, each case

is considered individually

and the exposure

is
generally classified as

being in default.

Forbearance classification
will

remain

until

the

loan

is

collected

or

written

off,

non-
preferential

conditions

superseding

preferential

conditions

are
granted

or

until

the

counterparty

has

recovered

and

the
preferential conditions no longer exceed UBS AG’s risk tolerance.
Modifications result in an alteration of future contractual cash flows and can occur

within UBS AG’s normal

risk tolerance or as
part of a

credit restructuring where

a counterparty is

in financial
difficulties. The

restructuring or

modification of

a financial

asset
could lead

to a

substantial change

in the

terms and

conditions,
resulting in the

original financial asset

being derecognized and

a
new

financial

asset

being

recognized.

Where

the

modification
does

not

result

in

a

derecognition,

any

difference

between

the
modified contractual cash

flows discounted at

the original

EIR and
the existing

gross carrying amount

of the

given financial asset

is
recognized in the

income statement as

a modification gain

or loss.

i. Offsetting
UBS AG

presents financial assets

and liabilities

on its

balance sheet
net if (i) it has a legally enforceable right to set

off the recognized
amounts

and

(ii)

it

intends

either

to

settle

on

a

net

basis

or

to
realize

the

asset

and

settle

the

liability

simultaneously.

Netted
positions include, for example, certain derivatives and repurchase and reverse

repurchase transactions

with various

counterparties,
exchanges and clearing houses.
In assessing whether UBS

AG intends to either

settle on a net
basis, or to realize the asset and settle the liability simultaneously, emphasis is placed on the effectiveness of operational settlement mechanics

in

eliminating

substantially

all

credit

and

liquidity
exposure

between

the

counterparties.

This

condition

precludes
offsetting on

the balance

sheet for

substantial amounts

of

UBS
AG’s

financial

assets

and

liabilities,

even

though

they

may

be
subject

to

enforceable

netting

arrangements.
R epurchase
arrangements and securities financing transactions are presented net only to the extent that the settlement mechanism

eliminates,
or results

in insignificant,

credit and

liquidity risk,

and processes
the

receivables

and

payables

in

a

single

settlement

process

or
cycle.
›

Refer to Note 22 for more information
j.
Hedge accounting
UBS AG applies

hedge accounting requirements of IFRS 9, unless
stated otherwise

below, where the criteria for documentation

and
hedge

effectiveness are

met.

If

a

hedge

relationship no

longer
meets

the

criteria

for

hedge

accounting,

hedge

accounting

is
discontinued. Voluntary

discontinuation of

hedge

accounting is
permitted under

IAS 39 but

not under

IFRS 9.
Fair value hedges of interest rate risk related to debt instruments and loan assets
The fair value change

of the hedged item

attributable

to a hedged
risk is

reflected as

an

adjustment to

the

carrying amount of

the
hedged item, and recognized

in the income statement along with
the change

in the fair

value

of the

hedging

instrument.

Fair value hedges of portfolio interest rate risk related to loans designated under IAS 39
Prior to discontinuation in December 2021, the fair value change of the

hedged item

attributable to

a hedged

risk is

reflected within
Other

financial

assets

measured

at

amortized

cost
or
Other
financial liabilities measured

at amortized cost
and recognized in
the income statement

along with the

change in the

fair value of
the hedging instrument.

Fair value hedges of FX risk related to debt instruments
The

fair

value

change

of

the

hedged

item

attributable

to

the
hedged risk

is reflected

in the measurement

of the

hedged item
and recognized

in the

income statement

along with

the change
in the fair value of

the hedging instrument. The foreign

currency
basis

spread

of

cross-currency

swaps

designated

as

hedging
derivatives is excluded from the designation and

accounted for as
a cost of hedging with

amounts deferred in
Other comprehensive
income

within
Equity
. These amounts are released

to the income
statement over the term of the hedged item.
Discontinuation of fair value hedges
Discontinuations

for

reasons

other

than

derecognition

of

the

hedged
item

result

in

an

adjustment to

the

carrying

amount,

which

is
amortized to the income statement over the remaining life of the hedged

item using

the effective

interest

method.

If the

hedged

item
is derecognized,

the unamortized

fair value adjustment

or deferred
cost of

hedging amount is recognized immediately in the income
statement

as part

of any

derecognition

gain or

loss.
Cash flow hedges of forecast transactions
Fair value gains

or losses associated with

the effective portion

of
derivatives designated as cash

flow hedges for

cash flow repricing
risk are recognized initially in
Other comprehensive income
within
Equity

and

reclassified

to

the

income

statement

in

the

periods
when

the

hedged

forecast

cash

flows

affect

profit

or

loss,
including discontinued

hedges for which

forecast cash

flows are
expected

to

occur.

If

the

forecast

transactions

are

no

longer
expected to

occur,

the deferred

gains or

losses are

immediately
reclassified to the income statement.
Hedges of net investments in foreign operations
Gains or losses on the hedging

instrument

relating to the effective
portion of a hedge are recognized

directly in
Other comprehensive
income

within
Equity,
while

any

gains

or

losses

relating

to

the
ineffective

and / or undesignated

portion (for

example, the

interest
element

of

a

forward

contract)

are

recognized

in

the

income
statement.

Upon

disposal

or

partial

disposal

of the

foreign

operation,
the cumulative

value

of any

such

gains

or losses

recognized

in
Equity

associated

with the

entity

is reclassified

to
Other income
.
Interest Rate Benchmark Reform

UBS

AG

can

continue

hedge

accounting

during

the

period

of
uncertainty before existing interest rate benchmarks are replaced with alternative

risk-free interest rates.

During this

period, UBS

AG
can

assume

that

the

current

benchmark

rates

will

continue

to
exist,

such

that

forecast

transactions

are

considered

highly
probable

an
d

hedge

relationships

remain,
  with
little

or
  no
consequential

impact

on

the

financial

statements.

Upon
replacement

of

existing

interest

rate

benchmarks

by

alternative
risk-free interest rates expected in 2021 and beyond, UBS

AG will
apply the requirements of
Amendments to IFRS 9, IAS 39, IFRS 7,
IFRS 4 and IFRS 16 (Interest Rate Benchmark Reform – Phase 2).

›
Refer to Note 1b for more information
3) Fee and commission income and expenses
UBS

AG

earns fee

income

from

the

diverse

range

of

services it
provides to its

clients. Fee income can

be divided into two

broad
categories:

fees

earned

from

services

that

are

provided

over

a
certain

period

of

time,

such

as

management

of

clients’

assets,
custody

services

and

certain

advisory

services;

and

fees

earned
from

point-in-time

services,

such

as

underwriting

fees,

deal-
contingent

merger

and

acquisitions

fees,

and

brokerage

fees
(e.g., securities

and derivatives

execution and

clearing). UBS

AG
recognizes

fees

earned

from

point-in-time-services

when

it

has
fully

provided

the

service

to

the

customer.

Where

the

contract
requires

services to be

provided over

time, income

is recognized
on a systematic basis over the life of the agreement.
Consideration

received

is

allocated

to

the

separately
identifiable performance

obligations in

a contract.

Owing to

the
nature

of

UBS

AG’s

business,

contracts

that

include

multiple
performance obligations are typically those that

are considered to
include

a

series of

similar performance

obligations fulfilled

over
time

with

the

same

pattern

of

transfer

to

the

client,

e.g.,
management

of

client

assets

and

custodial

services.

As

a
consequence,

UBS
  AG
is

not

required

to

apply

significant
judgment

in

allocating

the

consideration

received

across

the
various performance obligations.
Point-in-time

services

are

generally

for

a

fixed

price

or
dependent on

deal size,

e.g., a

fixed number

of basis

points of
trade

size,

where

the

amount

of

revenue

is

known

when

the
performance

obligation

is

met.

Fixed

over-time

fees

are
recognized on

a straight-line

basis over

the performance period.
Custodial

and

asset

management

fees

can

be

variable

through
reference to the size of the customer portfolio. However,

they are
generally

billed

on

a

monthly

or

quarterly

basis

once

the
customer’s portfolio

size is

known or

known with

near certainty
and

therefore

also

recognized

ratably

over

the

performance
period. UBS

AG does

not recognize

performance fees

related to
management

of

clients’

assets

or

fees

related

to

contingencies
beyond UBS AG’s control until such uncertainties are resolved.

UBS AG’s fees are generally earned from short-term contracts.
As

a

result,

UBS
  AG
’s

contracts

do

not

include

a

financing
component or

result in

the recognition

of significant

receivables
or prepayment assets. Furthermore, due to the short-term nature of such contracts,

UBS AG has not

capitalized any material

costs
to obtain or fulfill a contract

or generated any significant contract
assets or liabilities.
UBS AG presents expenses primarily in line with their nature in
the income statement, differentiating between expenses that are directly

attributable

to

the

satisfaction

of

specific

performance
obligations associated with the

generation of revenues, which

are
generally

presented

within
Total

operating

income

as
Fee

and
commission

expense
,

and

those

that

are

related

to

personnel,
general and administrative expenses,

which are presented within
Total operating

expenses
. For

derivatives execution

and clearing
services (where UBS AG

acts as an agent),

UBS AG only records

its
specific fees in the income

statement, with fees payable to other
parties

not recognized

as an

expense but

instead directly

offset
against the associated income collected from the given client.
›
Refer to Note 4 for more information, including

the
disaggregation of revenues
4)
Share-based and other deferred compensation plans
UBS AG

recognizes expenses

for deferred

compensation awards
over the

period that

the employee

is required

to provide

service
to

become

entitled

to

the

award.

Where

the

service

period

is
shortened,

for

example

in

the

case

of

employees

affected

by
restructuring programs or

mutually agreed termination

provisions,
recognition

of

such

expense

is

accelerated

to

the

termination
date. Where no

future service is

required, such

as for employees
who are eligible for

retirement or who have

met certain age and
length-of-service criteria, the services are presumed to have been received

and

compensation

expense

is

recognized

over

the
performance year or, in the case of off-cycle awards, immediately on the grant date.
Share-based compensation plans
UBS Group

AG is the

grantor of and

maintains the obligation

to
settle

share-based

compensation

plans

that

are

awarded

to
employees of

UBS AG.

As a

consequence, UBS

AG classifies

the
awards

of

UBS

Group

AG

shares

as

equity-settled

share-based
payment transactions. UBS

AG recognizes the

fair value

of awards
granted

to

its

employees

by

reference

to

the

fair

value

of

UBS
Group AG’s

equity instruments on the date of grant, taking into
account

the

terms

and

conditions

inherent

in

the

award,
including, where

relevant, dividend rights,

transfer restrictions in
effect

beyond

the

vesting

date,

market

conditions,

and

non-
vesting conditions.

For equity-settled

awards, fair

value is

not remeasured

unless
the

terms

of

the

award

are

modified

such

that

there

is

an
incremental increase in value. Expenses

are recognized, on a per-
tranche basis, over the service period based

on an estimate of the
number

of

instruments

expected

to

vest

and

are

adjusted

to
reflect the actual outcomes of service or performance conditions.

For

equity-settled

awards,

forfeiture

events

resulting

from

a
breach of

a non-vesting

condition (i.e.,

one that

does not

relate
to

a

service

or

performance

condition)

do

not

result

in

any
adjustment to the share-based compensation expense.
For cash-settled

share-based awards,

fair value

is remeasured
at each reporting

date, so that

the cumulative

expense recognized
equals the cash distributed.

Other deferred compensation plans
Compensation expense for other deferred

compensation plans is
recognized on a

per-tranche or straight-line

basis, depending on
the nature of

the plan. The

amount recognized is

measured based
on the

present

value of

the amount

expected to

be paid

under
the

plan and

is remeasured

at each

reporting

date,

so that

the
cumulative expense

recognized equals

the cash

or the

fair value
of respective financial instruments distributed.
›

Refer to Note 28

for more information
5)
Post-employment benefit plans
Defined benefit plans
Defined

benefit

plans

specify

an

amount

of

benefit

that

an
employee

will

receive,

which

usually

depends

on

one

or

more
factors,

such

as

age,

years

of

service

and

compensation.

The
defined

benefit

liability

recognized

in

the

balance

sheet

is

the
present value

of the

defined benefit

obligation, measured

using
the projected unit

credit method, less

the fair value of

the plan’s
assets

at

the

balance

sheet

date,

with

changes

resulting

from
remeasurements

recorded

immediately

in
Other

comprehensive
income
.

If

the

fair

value

of

the plan

’s assets

is

higher

than

the
present value of the

defined benefit obligation, the

recognition of
the resulting net asset is limited to the present value of economic benefits

available

in

the

form

of

refunds

from

the

plan

or
reductions in future

contributions to the plan.

Calculation of the
net

defined

benefit

obligation

or

asset

takes

into

account

the
specific

features

of

each

plan,

including

risk

sharing

between
employee

and

employer,
and is
calculated

periodically

by
independent qualified actuaries.

Critical accounting estimates and judgments
The net defined benefit liability or asset at the balance sheet date and the related personnel expense

depend on the

expected future benefits

to be
provided,

determined

using

a

number

of

economic

and

demographic
assumptions.

A

range

of

assumptions

could

be

applied,

and

different
assumptions could

significantly alter

the defined

benefit liability

or asset
and pension expense

recognized. The most

significant assumptions

include
life expectancy, discount rate, expected salary increases, pension increases
and

interest

credits

on

retirement

savings

account

balances.

Sensitivity
analysis for reasonable possible movements in each significant assumption
for UBS AG‘s post-employment obligations is

provided in Note 27
.
›

Refer to Note 27   for more information
Defined contribution plans
A

defined

contribution

plan

pays

fixed

contributions

into

a
separate entity

from which

post-employment and other

benefits
are paid.

UBS AG

has no

legal or

constructive obligation

to pay
further amounts if the plan does not hold sufficient assets

to pay
employees the benefits relating

to employee service in

the current
and prior periods. Compensation expense

is recognized when the
employees have rendered

services in exchange for

contributions.
This is generally in the year of contribution. Prepaid contributions are recognized

as an

asset to

the extent that

a cash

refund or

a
reduction in future payments is available.
6)
Income taxes
UBS AG is

subject to

the income

tax laws of

Switzerland and

those
of

the

non-Swiss

jurisdictions

in

which

UBS

AG

has

business
operations.
UBS

AG’s provision

for income

taxes is

composed of

current
and deferred

taxes. Current

income taxes

represent taxes

to be
paid or refunded for the current period or previous periods.

Deferred

taxes

are

recognized

for

temporary

differences
between

the

carrying

amounts

and

tax

bases

of

assets

and
liabilities that will

result in taxable

or deductible amounts

in future
periods and are measured using the applicable tax rates and laws that have been

enacted or substantively

enacted by the

end of the
reporting period and that

will be in effect when

such differences
are expected to reverse.
Deferred

tax

assets arise

from a

variety

of

sources,

the most
significant being:

(i) tax

losses that

can be

carried forward

to be
used against profits in future years; and (ii) temporary differences that

will

result

in

deductions

against

profits

in

future

years.
Deferred tax assets

are recognized only to

the extent it

is probable
that sufficient taxable profits will be

available against which these
differences can be

used. When an

entity or tax

group has a

history
of

recent

losses,

deferred

tax

assets

are

only

recognized

to

the
extent there are

sufficient taxable temporary differences

or there
is convincing

other evidence

that sufficient

taxable profit

will be
available against which the unused tax losses can be utilized.
Deferred tax liabilities

are recognized for temporary

differences
between

the

carrying

amounts

of

assets

and

liabilities

in

the
balance sheet

that reflect

the expectation

that certain

items will
give rise to taxable income in future periods.
Deferred and current tax assets and

liabilities are offset

when:
(i) they arise in the

same tax reporting group; (ii)

they relate to the
same tax authority; (iii)

the legal right to

offset exists; and (iv)

they
are intended to be settled net or realized simultaneously.
Current

and

deferred

taxes

are

recognized

as

income

tax
benefit

or

expense in

the income

statement,

except for

current
and deferred taxes recognized in relation to:

(i) the acquisition of
a subsidiary (for which such amounts would

affect the amount of
goodwill arising from the acquisition); (ii) gains

and losses on the
sale of

treasury shares

(for which

the tax

effects are

recognized
directly

in
Equity
);

(iii)

unrealized

gains

or

losses

on

financial
instruments that are classified at

FVOCI; (iv) changes in fair

value
of

derivative

instruments

designated

as

cash

flow

hedges;

(v)
remeasurements

of defined

benefit plans;

or (vi)

certain foreign
currency translations

of foreign

operations. Amounts

relating to
points

(iii)

through

(vi)
  above
are

recognized

in
Other
comprehensive income

within
Equity
.
UBS AG reflects the

potential effect of uncertain

tax positions
for

which

acceptance

by

the

relevant

tax

authority

is

not
considered

probable

by

adjusting

current

or

deferred

taxes,

as
applicable, using either the most likely amount or expected value methods,
depending

on

which

method

is
deemed
a

better
predictor

of

the

basis

on

which
,
and

extent

to

which
,   the
uncertainty will be resolved.
Critical accounting estimates and judgments
Tax

laws

are

complex,

and

judgment

and

interpretations

about

the
application of such

laws are required

when accounting for

income taxes.
UBS AG

considers the performance

of its

businesses and the

accuracy of
historical forecasts and other factors when evaluating the recoverability of its

deferred

tax

assets,

including

the

remaining

tax

loss

carry-forward
period, and its

assessment of expected

future taxable profits

in the forecast
period

used

for

recognizing

deferred

tax

assets.

Estimating

future
profitability

and

business

plan

forecasts

is

inherently

subjective

and

is
particularly sensitive to future economic,

market and other conditions.

Forecasts are reviewed

annually, but adjustments

may be made

at other
times, if required. If recent losses have been incurred, convincing evidence is required to prove there is sufficient future profitability given the value of
UBS AG
’s

deferred

tax

assets

may

b
e

affected
,

with

effects
primarily
recognized through the income statement.
In

addition,

judgment

is

required

to

assess

the

expected

value

of
uncertain

tax

positions

and

the

related

probabilities,

including
interpretation of tax laws,

the resolution of any income

tax-related appeals
and litigation.

›

Refer to Note 8

for more information
Property,

equipment

and

software
  is measured
at

cost

less
accumulated

dep
reciation

and

impairment

losses
.   Software
development

costs

are

capitalized

only

when

the

costs

can

be
measured reliably and it is

probable that future economic

benefits
will

arise.

Depreciation

of

property,

equipment

and

software
begins

when

they

are

available

for

use

and

is

calculated

on

a
straight line basis over an asset’s estimated useful life.

Property,

equipment

and

software

are

generally

tested

for
impairment

at

the

appropriate
cash -
generating

unit

level,
alongside goodwill and intangible assets as described in item 8 in this Note.

An impairment

charge is

recognized for

such assets

if
the

recoverable

amount

is

below

its

carrying

amount
. The
recoverable amounts of such assets, other than property that has a market price,

are generally determined

using a replacement

cost
approach

that

reflects

the

amount

that

would

be

currently
required by a market participant to replace the service capacity of
the

asset.

If

such

assets

are

no

longer

used,

they

are

tested
individually for impairment.
›
Refer to Note 12 for more information
8) Goodwill
Goodwill represents the

excess of

the consideration over the

fair
value

of

identifiable

assets,

liabilities

and

contingent

liabilities
acquired

that

arises

in

a

business combination.

Goodwill is

not
amortized,

but

is

assessed

for

impairment

at

the

end

of

each
reporting period,

or when indicators of impairment exist.

UBS AG
tests

goodwill

for

impairment

annually,

irrespective of

whether
there is any

indication

of impairment.

An impairment charge

is recognized in the income

statement if
the carrying

amount exceeds

the recoverable

amount.
Critical accounting estimates and judgments
UBS

AG‘s

methodology

for

goodwill

impairment

testing

is

based

on

a
model that is most sensitive to the following key assumptions: (i) forecasts of earnings available to shareholders

in years one to

three; (ii) changes in
the discount rates; and (iii) changes in the

long-term growth rate.

Earnings available

to shareholders

are estimated

on the basis

of forecast
results,

which

are

part

of

the

business

plan

approved

by

the

Board

of
Directors.

The

discount

rates

and

growth

rates

are

determined

using
external information, and

also considering inputs

from both

internal and
external analysts and the view of management.

The

key assumptions

used

to determine

the recoverable

amounts of
each cash-generating unit are tested for sensitivity by applying reasonably possible changes to those assumptions.

›

Refer to Notes 2 and

13

for more information
Provisions

are

liabilities

of

uncertain

timing

or

amount,

and

are
generally recognized
in

accordance

with

IAS
  37,
Provisions,
Contingent

Liabilities

and

Contingent

Assets
,

when:

(i)

UBS

AG
has a

present obligation

as a

result of

a past

event; (ii)

it is

probable
that

an

outflow

of

resources

will

be

required

to

settle

the
obligation;

and

(iii)

a

reliable

estimate

of

the

amount

of

the
obligation can be made.

The

majority

of

UBS
  AG
’s

provisio
ns

relate

to

litigation,
regulatory

and

similar

matters,

restructuring,

and

employee
benefits.

Restructuring

provisions

are

generally

recognized

as

a
consequence of

management agreeing

to materially

change the
scope

of

the

business

or

the

manner

in

which

it

is

conducted,
including

changes

in

management

structures.

Provisions

for
employee

benefits

relate

mainly

to

service

anniversaries

and
sabbatical

leave,

and

are

recognized

in

accordance

with
measurement principles set out in item 4

in this Note. In addition,
UBS AG presents

expected credit loss

allowances within
Provisions

if they relate to a loan commitment, financial

guarantee contract
or a revolving revocable credit line.
IAS 37 provisions are

measured considering the

best estimate
of the

consideration required

to settle

the present

obligation at
the balance sheet date.

When conditions required

to recognize

a provision

are not met,
a

contingent

liability

is

disclosed,

unless

the

likelihood

of

an
outflow

of

resources

is

remote.

Contingent

liabilities

are

also
disclosed for

possible obligations that

arise from past

events the
existence

of

which

will

be

confirmed

only

by

uncertain

future
events not wholly within the control of UBS AG.
Critical accounting estimates and judgments
Recognition of provisions

often involves significant judgment

in assessing
the

existence

of

an

obligation

that

results

from
past

events

and

in
estimating the

probability, timing and

amount of

any outflows

of resources.
This

is particularly

the case

for litigation,

regulatory and

similar matters,
which, due to their nature,

are subject to many uncertainties,

making their
outcome difficult to predict.

The amount of any provision

recognized is sensitive to the

assumptions
used

and

there

could

be

a

wide

range

of

possible

outcomes

for

any
particular matter.
Management regularly reviews

all the available

information regarding
such

matters,

including

legal

advice,

to

assess

whether

the

recognition
criteria for provisions have been satisfied and to determine the timing and amount of any potential outflows.
›

Refer to Note 18

for more information
Transactions

denominated

in

a

foreign

currency

are

translated
into

the

functional

currency

of

the

reporting

entity

at

the

spot
exchange rate

on the

date of

the transaction.

At the

balance sheet
date, all monetary

assets, including those

at FVOCI, and

monetary
liabilities denominated in foreign currency

are translated into the
functional currency

using the

closing exchange

rate. Translation
differences

are

reported

in
Other

net

income

from

financial
instruments measured at fair value through profit or loss
.
Non-monetary items measured at historical cost are translated at the exchange rate on the date of the transaction.

Upon consolidation, assets and liabilities of

foreign operations
are translated into US

dollars,

UBS AG’s presentation currency, at
the closing exchange rate on the balance sheet date, and income and expense

items and

other comprehensive

income are

translated
at the

average rate for the

period. The resulting foreign currency
translation differences are recognized in
Equity

and reclassified to
the income statement

when UBS AG disposes of, partially

or in its
entirety, the foreign

operation and UBS AG no longer controls

the
foreign operation.
Share

capital

issued,

share premium

and treasury

shares held

are
translated

at the historic

average rate,

with the

difference

between
the historic

average rate

and the

spot rate

realized

upon repayment
of

share capital

or

disposal of

treasury shares

reported as
Share
premium.

Cumulative

amounts

recognized

in
Other comprehensive
income

in

respect

of

cash

flow

hedges

and

financial

assets
measured at FVOCI are translated at the closing exchange rate as of the

balance sheet

dates, with

any translation effects

adjusted
through
Retained earnings
.
›
Refer to Note 33 for more information
11) Net cash settlement contracts
Contracts involving

UBS Group

AG shares

that require

net cash
settlement,

or

provide

the

counterparty

or

UBS
  AG
with

a
settlement option

that includes

a choice

of settling

net in

cash,
are classified as derivatives held for trading.